UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR
Certified Shareholder Report of
Registered Management Investment Companies

Investment Company Act File Number: 811-00066

American Balanced Fund
(Exact Name of Registrant as Specified in Charter)

P.O. Box 7650, One Market, Steuart Tower
San Francisco, California 94120
(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (415) 421-9360

Date of fiscal year end: December 31

Date of reporting period: June 30, 2011

Patrick F. Quan
Capital Research and Management Company
P.O. Box 7650, One Market, Steuart Tower
San Francisco, California 94120
(Name and Address of Agent for Service)

Copies to:
Michael Glazer
Bingham McCutchen LLP
355 South Grand Avenue, Suite 4400
Los Angeles, California 90071
(Counsel for the Registrant)

ITEM 1 – Reports to Stockholders

American Balanced Fund®

[photo of a road with trees on both sides]
Semi-annual report for the six months ended June 30, 2011

American Balanced Fund® seeks conservation of capital, current income and long-term growth of both capital and income by investing in common stocks and fixed-income securities. The fund approaches the management of its investments as if they constituted the complete investment program of the prudent investor.

This fund is one of the 33 American Funds. American Funds is one of the nation’s largest mutual fund families. For 80 years, Capital Research and Management Company,SM the American Funds adviser, has invested with a long-term focus based on thorough research and attention to risk.

Fund results shown in this report, unless otherwise indicated, are for Class A shares at net asset value. If a sales charge (maximum 5.75%) had been deducted, the results would have been lower. Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value. For current information and month-end results, visit americanfunds.com.

Here are the average annual total returns on a $1,000 investment with all distributions reinvested for periods ended June 30, 2011:
	1 year	5 years	10 years
Class A shares
Reflecting 5.75% maximum sales charge	15.45%	3.27%	4.71%

The total annual fund operating expense ratio was 0.63% for Class A shares as of the most recent fiscal year-end.

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The fund’s investment adviser waived a portion of its management fees from September 1, 2004, through December 31, 2008. Applicable fund results shown reflect the waiver, without which they would have been lower. See the Financial Highlights table on pages 24 to 30 for details.

The fund’s 30-day yield for Class A shares as of July 31, 2011, calculated in accordance with the U.S. Securities and Exchange Commission formula, was 1.63%. The fund’s distribution rate for Class A shares as of that date was 1.93%. Both reflect the 5.75% maximum sales charge. The SEC yield reflects the rate at which the fund is earning income on its current portfolio of securities while the distribution rate reflects the fund’s past dividends paid to shareholders. Accordingly, the fund’s SEC yield and distribution rate may differ.

Results for other share classes can be found on pages 34 and 35.

The return of principal for bond funds and for funds with significant underlying bond holdings is not guaranteed. Fund shares are subject to the same interest rate, inflation and credit risks associated with the underlying bond holdings. See the prospectus and the Risk Factors section of this report for more information on these and other risks associated with investing in the fund.

Fellow shareholders:

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The U.S. stock market experienced a volatile first half of 2011 with most of the gain coming in the final week of June. The first six months of the year were marked by an unusual number of weather disruptions and other natural disasters as well as business and debt challenges around the world. They ranged from record floods in the U.S. to supply disruptions caused by the Japanese earthquake and tsunami. The debt crisis in Greece has affected other European nations such as Ireland, Portugal and Spain.

In the wake of the difficulties, U.S. stocks, as measured by Standard & Poor’s 500 Composite Index, rose 6.0% for the six months ended June 30, 2011. Investment-grade bonds, as measured by Barclays Capital U.S. Aggregate Index, gained 2.7%. American Balanced Fund (AMBAL) increased 5.2%, compared with a 4.7% return of the Lipper Balanced Funds Index, one of the fund’s two major benchmarks. The 60%/40% S&P/BC Index had a total return of 4.7%. The market indexes are unmanaged.

U.S. companies are thriving in the current environment. Corporate earnings are strong. Valuations for U.S. companies appear to be reasonable, with S&P 500 companies trading at about 13 times estimated earnings. In addition, companies have significantly improved their balance sheets and now hold record levels of cash. They have also begun to pay higher dividends, increase share buybacks and acquire other companies, which could benefit equity investors.

Looking forward, there are also a number of negatives. The U.S. economic recovery is proceeding at a slow pace. In the first quarter, the U.S. gross domestic product grew at an annual rate of just 0.4%. Unemployment remains high. The housing market is still weak. Many state and local governments are facing serious financial problems and have been laying off employees and reducing wages and benefits. Conflicts and uprisings in the Middle East, Africa and Asia have added to political and economic uncertainty and volatility in the energy markets.

We are pleased with the fund’s results in this difficult first half. Major integrated oil and gas companies, transportation companies and consumer-oriented companies helped AMBAL during the period. Significant contributors included Chevron, Boeing, Union Pacific, Amazon, Costco Wholesale, Phillip Morris and McDonald’s. Bank stocks detracted from results.

It is AMBAL’s practice to have between 50% and 75% of its portfolio invested in common stocks at all times. This percentage will vary based on our judgment of the relative attractiveness of equities, bonds and cash. As of June 30, 2011, the fund had 68% in stocks, 27% in bonds and 5% in cash, only slightly changed from its allocation at the start of the year. This continues to be the largest percentage of stocks relative to bonds that the fund has had in some time.

The fixed-income portion of the portfolio provided steady income to the fund during the past six months. It is conservatively structured to act as a partial offset if the equity portion is impacted by a stock market decline. As of June 30, 2011, the fixed-income portion of the fund had 36% in mortgage- and asset-backed bonds, 29% in corporate bonds and 35% in government obligations.

We still favor large-cap, globally oriented stocks. We believe their valuations are reasonable, and the outlook for corporate profit growth is good.

As has been true since its inception, the fund approaches the management of its investments as if they constituted the complete investment program of the prudent investor. We thank our shareholders for their confidence in us.

Cordially,

/s/ Gregory D. Johnson

Gregory D. Johnson
Vice Chairman of the Board and Principal Executive Officer

August 5, 2011

Robert G. O’Donnell, former Vice Chairman of the Board and Principal Executive Officer, retired on March 31. We thank him for his 25 years of service to American Balanced Fund. He is succeeded by Gregory D. Johnson, who has been president of the fund and adds the titles of Vice Chairman of the Board and Principal Executive Officer of AMBAL.

For current information about the fund, visit americanfunds.com.

Summary investment portfolio  June 30, 2011
unaudited

The following summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings.  See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

[begin pie chart]
Investment mix by security type (percent of net assets)

Common stocks	68%
Fixed-income securities	27
Short-term securities & other assets less liabilities	5
[end pie chart]

			Percent
		Value	of net
Common stocks - 68.05%	Shares	(000)	assets

Financials - 10.16%
Wells Fargo & Co.	32,796,600	$920,273	1.78%
Goldman Sachs Group, Inc.	6,415,000	853,772	1.64
American Express Co.	16,200,000	837,540	1.61
Berkshire Hathaway Inc., Class A (1)	6,577	763,623	1.47
ACE Ltd.	4,470,000	294,215	.57
JPMorgan Chase & Co.	6,689,700	273,876	.53
Other securities		1,325,683	2.56
		5,268,982	10.16

Industrials - 9.85%
Union Pacific Corp.	9,160,000	956,304	1.84
Boeing Co.	9,660,000	714,164	1.38
Lockheed Martin Corp.	7,223,956	584,924	1.13
Deere & Co.	5,640,000	465,018	.90
United Technologies Corp.	3,750,000	331,912	.64
General Electric Co.	16,700,000	314,962	.61
Other securities		1,741,219	3.35
		5,108,503	9.85

Energy - 9.11%
Chevron Corp.	14,277,000	1,468,247	2.83
Royal Dutch Shell PLC, Class B (ADR)	13,617,360	977,046	1.88
Schlumberger Ltd.	6,270,600	541,780	1.05
ConocoPhillips	4,565,000	343,242	.66
Other securities		1,394,099	2.69
		4,724,414	9.11

Information technology - 8.77%
Oracle Corp.	20,131,391	662,524	1.28
Microsoft Corp.	22,705,700	590,348	1.14
Apple Inc. (1)	1,550,000	520,289	1.00
Texas Instruments Inc.	12,240,000	401,839	.77
Google Inc., Class A (1)	665,000	336,743	.65
International Business Machines Corp.	1,950,000	334,523	.65
TE Connectivity Ltd.	8,730,000	320,915	.62
Other securities		1,381,961	2.66
		4,549,142	8.77

Consumer discretionary - 8.15%
Home Depot, Inc.	23,655,000	856,784	1.65
Amazon.com, Inc. (1)	4,115,000	841,476	1.62
Comcast Corp., Class A	17,785,000	450,672	.87
McDonald's Corp.	4,030,000	339,810	.66
McGraw-Hill Companies, Inc.	7,000,000	293,370	.57
Other securities		1,441,007	2.78
		4,223,119	8.15

Health care - 7.01%
Merck & Co., Inc.	21,874,575	771,954	1.49
Bristol-Myers Squibb Co.	21,980,000	636,541	1.23
UnitedHealth Group Inc.	8,950,000	461,641	.89
Cardinal Health, Inc.	8,365,000	379,938	.73
Pfizer Inc	14,000,000	288,400	.56
Other securities		1,094,088	2.11
		3,632,562	7.01

Consumer staples - 6.83%
Philip Morris International Inc.	13,420,000	896,054	1.73
Costco Wholesale Corp.	9,035,000	734,003	1.42
Procter & Gamble Co.	9,580,000	609,001	1.17
Kraft Foods Inc., Class A	10,770,000	379,427	.73
Nestlé SA (2)	5,000,000	310,746	.60
Other securities		613,582	1.18
		3,542,813	6.83

Materials - 4.93%
Dow Chemical Co.	20,450,000	736,200	1.42
Potash Corp. of Saskatchewan Inc.	8,981,860	511,876	.99
E.I. du Pont de Nemours and Co.	8,250,000	445,913	.86
Other securities		863,748	1.66
		2,557,737	4.93

Telecommunication services - 1.68%
AT&T Inc.	12,302,500	386,421	.75
Verizon Communications Inc.	7,700,000	286,671	.55
Other securities		198,854	.38
		871,946	1.68

Utilities - 1.56%
PG&E Corp.	7,420,000	311,863	.60
Other securities		497,803	.96
		809,666	1.56

Total common stocks (cost: $26,437,398,000)		35,288,884	68.05

			Percent
		Value	of net
Preferred securities - 0.10%		(000)	assets

Financials - 0.10%
Other securities		52,104	.10

Total preferred securities (cost: $51,165,000)		52,104	.10

	Principal		Percent
	amount	Value	of net
Bonds & notes - 27.11%	(000)	(000)	assets

Mortgage-backed obligations (3) - 9.60%
Fannie Mae 0%-11.614% 2011-2047 (4)	3,173,071	3,284,042	6.33
Freddie Mac 0%-7.054% 2023-2041 (4)	458,914	476,694	.92
Other securities		1,216,580	2.35
		4,977,316	9.60

Bonds & notes of U.S. government & government agencies - 9.21%
U.S. Treasury:
1.50% 2013	300,000	306,480
2.75% 2013	291,500	306,122
3.375% 2013	333,500	353,667
6.25% 2023	375,500	477,185
4.625% 2040	388,720	405,276
1.50%-7.50% 2011-2041 (5)	2,559,112	2,708,482	8.79
Fannie Mae 6.25% 2029	8,000	9,702	.02
Other securities		209,965	.40
		4,776,879	9.21

Corporate bonds & notes - 7.79%
Financials - 3.03%
Wells Fargo & Co. 3.676%-4.60% 2016-2021	66,250	67,299	.13
Goldman Sachs Group, Inc. 3.625% 2016	56,000	56,667	.11
JPMorgan Chase & Co. 2.60%-4.25% 2016-2020	54,750	54,626	.11
American Express Bank 5.50% 2013	21,300	22,796
American Express Co. 6.15% 2017	22,800	26,016	.09
Other securities		1,343,481	2.59
		1,570,885	3.03

Telecommunication services - 0.80%
SBC Communications Inc. 5.10%-6.45% 2014-2034	79,300	86,902
BellSouth Capital Funding Corp. 7.875% 2030	51,500	63,669
AT&T Inc. 4.95% 2013	16,250	17,232
AT&T Wireless Services, Inc. 8.125% 2012	5,230	5,546	.33
Other securities		242,531	.47
		415,880	.80

Consumer discretionary - 0.67%
Comcast Corp. 5.30%-6.95% 2014-2037	71,000	79,459	.15
Home Depot, Inc. 4.40%-5.95% 2021-2041	30,000	30,604	.06
Other securities		237,090	.46
		347,153	.67

Industrials - 0.63%
Union Pacific Corp. 5.70%-5.75% 2017-2018	33,475	38,215	.08
Other securities		286,867	.55
		325,082	.63

Health care - 0.59%
UnitedHealth Group Inc. 4.70%-6.00% 2017-2021	62,060	69,992	.13
Other securities		237,447	.46
		307,439	.59

Energy - 0.52%
Shell International Finance BV 1.30%-1.875% 2011-2013	32,750	33,150	.06
Other securities		238,709	.46
		271,859	.52

Materials - 0.37%
Dow Chemical Co. 7.60% 2014	18,250	21,177
Rohm and Haas Co. 6.00% 2017	17,445	19,861	.08
Other securities		148,484	.29
		189,522	.37

Other corporate bonds & notes - 1.18%
Other securities		611,035	1.18

Total corporate bonds & notes		4,038,855	7.79

Other - 0.51%
Other securities		265,804	.51

Total bonds & notes (cost: $13,506,219,000)		14,058,854	27.11

	Principal		Percent
	amount	Value	of net
Short-term securities - 5.03%	(000)	(000)	assets

Freddie Mac 0.105%-0.251% due 10/19/2011-3/6/2012	1,009,980	1,009,334	1.95
U.S. Treasury Bills 0.195%-0.289% due 7/28/2011-2/9/2012	443,950	443,788	.86
Fannie Mae 0.07%-0.23% due 9/13/2011-5/3/2012	261,000	260,719	.50
Jupiter Securitization Co., LLC 0.16%-0.28% due 7/6-8/1/2011 (6)	125,000	124,987
JPMorgan Chase & Co. 0.15% due 8/11/2011	62,400	62,384
Falcon Asset Securitization Co., LLC 0.17% due 9/26/2011 (6)	47,300	47,284	.45
NetJets Inc. 0.08% due 8/4/2011 (6)	73,700	73,694	.14
Other securities		584,383	1.13

Total short-term securities (cost: $2,605,978,000)		2,606,573	5.03

Total investment securities (cost: $42,600,760,000)		52,006,415	100.29
Other assets less liabilities		(149,030)	(.29)

Net assets		$51,857,385	100.00%

"Other securities" includes all issues that are not disclosed separately in the summary investment portfolio.

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.
(1) Security did not produce income during the last 12 months.
(2) Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in "Other securities," was $1,101,605,000, which represented 2.12% of the net assets of the fund. This amount includes $1,080,797,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.

(3) Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
(4) Coupon rate may change periodically.
(5) Index-linked bond whose principal amount moves with a government price index.
(6) Acquired in a transaction exempt from registration under the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in "Other securities," was $1,928,130,000, which represented 3.72% of the net assets of the fund.

Key to abbreviation
ADR = American Depositary Receipts

See Notes to Financial Statements

Financial statements

Statement of assets and liabilities		unaudited
at June 30, 2011	(dollars in thousands)

Assets:
Investment securities, at value (cost: $42,600,760)		$52,006,415
Receivables for:
Sales of investments	$263,694
Sales of fund's shares	75,816
Dividends and interest	192,133	531,643
		52,538,058
Liabilities:
Payables for:
Purchases of investments	517,388
Repurchases of fund's shares	127,207
Investment advisory services	10,103
Services provided by related parties	21,780
Trustees' deferred compensation	2,898
Bank overdraft	597
Other	700	680,673
Net assets at June 30, 2011		$51,857,385

Net assets consist of:
Capital paid in on shares of beneficial interest		$46,891,369
Undistributed net investment income		112,638
Accumulated net realized loss		(4,552,384)
Net unrealized appreciation		9,405,762
Net assets at June 30, 2011		$51,857,385

	(dollars and shares in thousands, except per-share amounts)

Shares of beneficial interest issued and outstanding (no stated par value) -
unlimited shares authorized (2,781,966 total shares outstanding)
	Net assets	Shares outstanding	Net asset value per share
Class A	$32,184,861	1,724,981	$18.66
Class B	2,213,993	119,040	18.60
Class C	4,619,228	248,679	18.58
Class F-1	943,806	50,595	18.65
Class F-2	268,760	14,409	18.65
Class 529-A	1,747,427	93,767	18.64
Class 529-B	219,165	11,762	18.63
Class 529-C	626,991	33,656	18.63
Class 529-E	100,562	5,398	18.63
Class 529-F-1	59,460	3,192	18.63
Class R-1	135,068	7,278	18.56
Class R-2	1,149,368	61,893	18.57
Class R-3	2,456,659	132,174	18.59
Class R-4	2,149,446	115,343	18.64
Class R-5	1,563,686	83,760	18.67
Class R-6	1,418,905	76,039	18.66

See Notes to Financial Statements

Statement of operations		unaudited
for the six months ended June 30, 2011	(dollars in thousands)

Investment income:
Income:
Dividends (net of non-U.S. taxes of $4,765)	$397,606
Interest	279,380	$676,986

Fees and expenses*:
Investment advisory services	61,792
Distribution services	94,743
Transfer agent services	21,622
Administrative services	15,089
Reports to shareholders	974
Registration statement and prospectus	607
Trustees' compensation	448
Auditing and legal	16
Custodian	123
Other	1,219	196,633
Net investment income		480,353

Net realized gain and unrealized appreciation
on investments and currency:
Net realized gain (loss) on:
Investments	501,232
Currency transactions	(366)	500,866
Net unrealized appreciation on:
Investments	1,600,286
Currency translations	107	1,600,393
Net realized gain and unrealized appreciation
on investments and currency		2,101,259
Net increase in net assets resulting
from operations		$2,581,612

(*) Additional information related to class-specific fees and expenses is included in the Notes to Financial Statements.

See Notes to Financial Statements

Statements of changes in net assets
	(dollars in thousands)
	Six months	Year ended
	ended June 30,	December 31,
	2011*	2010
Operations:
Net investment income	$480,353	$1,088,234
Net realized gain on investments and currency transactions	500,866	901,876
Net unrealized appreciation on investments and currency translations	1,600,393	3,853,849
Net increase in net assets resulting from operations	2,581,612	5,843,959

Dividends paid to shareholders from net investment income	(522,911)	(959,212)

Net capital share transactions	(732,833)	(2,173,629)

Total increase in net assets	1,325,868	2,711,118

Net assets:
Beginning of period	50,531,517	47,820,399
End of period (including undistributed
net investment income: $112,638 and $155,196, respectively)	$51,857,385	$50,531,517

*Unaudited.

See Notes to Financial Statements

Notes to financial statements
       unaudited

1.	Organization

American Balanced Fund (the "fund") is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The fund seeks conservation of capital, current income and long-term growth of both capital and income by investing in common stocks and fixed-income securities.

The fund has 16 share classes consisting of five retail share classes, five 529 college savings plan share classes and six retirement plan share classes. The 529 college savings plan share classes (529-A, 529-B, 529-C, 529-E and 529-F-1) can be used to save for college education. The six retirement plan share classes (R-1, R-2, R-3, R-4, R-5 and R-6) are generally offered only through eligible employer-sponsored retirement plans. The fund’s share classes are described below:

Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Classes A and 529-A	Up to 5.75%	None (except 1% for certain redemptions within one year of purchase without an initial sales charge)	None
Classes B and 529-B*	None	Declines from 5% to 0% for redemptions within six years of purchase	Classes B and 529-B convert to Classes A and 529-A, respectively, after eight years
Class C	None	1% for redemptions within one year of purchase	Class C converts to Class F-1 after 10 years
Class 529-C	None	1% for redemptions within one year of purchase	None
Class 529-E	None	None	None
Classes F-1, F-2 and 529-F-1	None	None	None
Classes R-1, R-2, R-3, R-4, R-5 and R-6	None	None	None
*Class B and 529-B shares of the fund are not available for purchase.

Holders of all share classes have equal pro rata rights to assets, dividends and liquidation proceeds. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses ("class-specific fees and expenses"), primarily due to different arrangements for distribution, administrative and shareholder services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each class.

2.	Significant accounting policies

The financial statements have been prepared to comply with accounting principles generally accepted in the United States of America. These principles require management to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. The fund follows the significant accounting policies described below, as well as the valuation policies described in the next section on valuation.

Security transactions and related investment income – Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the fund will segregate liquid assets sufficient to meet its payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Class allocations – Income, fees and expenses (other than class-specific fees and expenses) and realized and unrealized gains and losses are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, administrative and shareholder services, are charged directly to the respective share class.

Dividends and distributions to shareholders – Dividends and distributions paid to shareholders are recorded on the ex-dividend date.

Currency translation – Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates in effect on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. On the accompanying financial statements, the effects of changes in exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in currencies other than U.S. dollars are disclosed separately.

3.	Valuation

The fund’s investments are reported at fair value as defined by accounting principles generally accepted in the United States of America. The fund generally determines the net asset value of each share class as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open.

Methods and inputs – The fund uses the following methods and inputs to establish the fair value of its assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market in which the security trades.

Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are generally valued at prices obtained as of approximately 3:00 p.m. New York time, or relevant local time for securities trading outside U.S. time zones, from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All
Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities
Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts

Where the investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or not deemed to be representative), fixed-income securities will be valued in good faith at the mean quoted bid and asked prices that are reasonably and timely available (or bid prices, if asked prices are not available) or at prices for securities of comparable maturity, quality and type.

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described above for either equity or fixed-income securities, depending on which method is deemed most appropriate by the investment adviser. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates fair value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the investment adviser are fair valued as determined in good faith under guidelines adopted by authority of the fund's board of trustees. Market quotations may be considered unreliable if events occur that materially affect the value of securities (particularly equity securities trading outside the U.S.) between the close of trading in those securities and the close of regular trading on the New York Stock Exchange. Various inputs may be reviewed in order to make a good faith determination of a security’s fair value. These inputs include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Classifications - The fund classifies its assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the fund’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following table presents the fund’s valuation levels as of June 30, 2011 (dollars in thousands):

Investment securities:	Level 1	Level 2		Level 3	Total
Common stocks:
Financials	$5,268,982	$-		$-	$5,268,982
Industrials	4,924,410	184,093	(1)	-	5,108,503
Energy	4,644,075	80,339	(1)	-	4,724,414
Information technology	4,440,329	108,813	(1)	-	4,549,142
Consumer discretionary	4,223,119	-		-	4,223,119
Health care	3,515,453	117,109	(1)	-	3,632,562
Consumer staples	3,232,067	310,746	(1)	-	3,542,813
Materials	2,481,195	76,542	(1)	-	2,557,737
Telecommunication services	871,946	-		-	871,946
Utilities	606,511	203,155	(1)	-	809,666
Preferred securities	-	52,104		-	52,104
Bonds & notes:
Mortgage-backed obligations	-	4,956,508		20,808	4,977,316
Bonds & notes of U.S. government & government agencies	-	4,776,879		-	4,776,879
Corporate bonds & notes	-	4,038,855		-	4,038,855
Other	-	265,804		-	265,804
Short-term securities	-	2,606,573		-	2,606,573
Total	$34,208,087	$17,777,520		$20,808	$52,006,415

(1) Includes certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading; therefore, $1,080,797,000 of investment securities were classified as Level 2 instead of Level 1.

The following table reconciles the valuation of the fund's Level 3 investment securities and related transactions for the six months ended June 30, 2011 (dollars in thousands):

	Beginning value at 1/1/2011	Transfers into Level 3(2)	Sales	Net realized loss(3)	Unrealized depreciation(3)	Ending value at 6/30/2011
Investment securities	$ 20,390	$ 17,840	$ (16,731)	$ (281)	$ (410)	$ 20,808

Net unrealized appreciation during the period on Level 3 investment securities held at June 30, 2011 (dollars in thousands) (3):						$ 417

(2) Transfers into or out of Level 3 are based on the beginning market value of the quarter in which they occurred.
(3) Net realized loss and unrealized appreciation (depreciation) are included in the related amounts on investments in the statement of operations.

4.	Risk factors

Investing in the fund may involve certain risks including, but not limited to, those described below.

Market conditions — The prices of, and the income generated by, the common stocks, bonds and other securities held by the fund may decline due to market conditions and other factors, including those directly involving the issuers of securities held by the fund.

Investing in growth-oriented stocks — Growth-oriented stocks may involve larger price swings and greater potential for loss than other types of investments.

Investing in income-oriented stocks — Income provided by the fund may be reduced by changes in the dividend policies of, and the capital resources available at, the companies in which the fund invests.

Investing in bonds — Rising interest rates will generally cause the prices of bonds and other debt securities to fall. In addition, falling interest rates may cause an issuer to redeem, call or refinance a security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities.

Investing in securities backed by the U.S. government — Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates. Securities issued by government sponsored entities and federal agencies and instrumentalities are neither issued nor guaranteed by the U.S. government.

Investing in mortgage-backed and asset-backed securities — Many types of bonds and other debt securities, including mortgage-backed securities, are subject to prepayment risk, as well as the risks associated with investing in debt securities in general. If interest rates fall and the loans underlying these securities are prepaid faster than expected, the fund may have to reinvest the prepaid principal in lower yielding securities, thus reducing the fund’s income. Conversely, if interest rates increase and the loans underlying the securities are prepaid more slowly than expected, the expected duration of the securities may be extended. This reduces the potential for the fund to invest the principal in higher yielding securities.

Thinly traded securities — There may be little trading in the secondary market for particular bonds or other debt securities, which may make them more difficult to value or sell.

Investing outside the U.S. — Securities of issuers domiciled outside the U.S., or with significant operations outside the U.S., may lose value because of political, social or economic developments in the country or region in which the issuer operates. These securities may also lose value due to changes in the exchange rate of the country’s currency against the U.S. dollar. Securities markets in certain countries may be more volatile and/or less liquid than those in the U.S. Investments outside the U.S. may also be subject to different settlement and accounting practices and different regulatory, legal and reporting standards than those in the U.S. These risks may be heightened in connection with investments in developing countries.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives.

5.	Taxation and distributions

Federal income taxation – The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

As of and during the period ended June 30, 2011, the fund did not have a liability for any unrecognized tax benefits. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the fund did not incur any interest or penalties.

The fund is not subject to examination by U.S. federal tax authorities for tax years before 2007 and by state tax authorities for tax years before 2006.

Non-U.S. taxation – Dividend and interest income are recorded net of non-U.S. taxes paid.

Distributions – Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as currency gains and losses; short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; paydowns on fixed-income securities; and net capital losses. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes.

The components of distributable earnings on a tax basis are reported as of the fund’s most recent year-end. As of December 31, 2010, the components of distributable earnings on a tax basis were as follows:

	(dollars in thousands)
Undistributed ordinary income		$157,689
Capital loss carryforwards*:
Expiring 2016	$(283,970)
Expiring 2017	(4,681,346)	(4,965,316)

*The capital loss carryforwards will be used to offset any capital gains realized by the fund in the current year or in subsequent years through the expiration dates. The fund will not make distributions from capital gains while capital loss carryforwards remain.

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized after December 31, 2010, may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses. Previously, net capital losses were carried forward for eight years and treated as short-term losses. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses.

As of June 30, 2011, the tax basis unrealized appreciation (depreciation) and cost of investment securities were as follows:

(dollars in thousands)
Gross unrealized appreciation on investment securities	$9,914,288
Gross unrealized depreciation on investment securities	(606,708)
Net unrealized appreciation on investment securities	9,307,580
Cost of investment securities	42,698,835

Tax-basis distributions paid to shareholders from ordinary income were as follows (dollars in thousands):

Share class	Six months ended June 30, 2011	Year ended December 31, 2010
Class A	$346,382	$642,622
Class B	16,885	38,561
Class C	32,076	59,537
Class F-1	9,891	18,620
Class F-2	3,002	4,485
Class 529-A	17,778	29,590
Class 529-B	1,510	3,310
Class 529-C	4,095	7,021
Class 529-E	896	1,526
Class 529-F-1	681	1,146
Class R-1	959	1,783
Class R-2	8,237	14,920
Class R-3	22,759	42,027
Class R-4	22,845	41,065
Class R-5	18,291	34,233
Class R-6	16,624	18,766
Total	$522,911	$959,212

6.	Fees and transactions with related parties

Capital Research and Management Company ("CRMC"), the fund’s investment adviser, is the parent company of American Funds Distributors,® Inc. ("AFD"), the principal underwriter of the fund’s shares, and American Funds Service Company® ("AFS"), the fund’s transfer agent.

Investment advisory services – The fund has an investment advisory and service agreement with CRMC that provides for monthly fees accrued daily. These fees are based on a series of decreasing annual rates beginning with 0.420% on the first $500 million of daily net assets and decreasing to 0.210% on such assets in excess of $71 billion. For the six months ended June 30, 2011, the investment advisory services fee was $61,792,000, which was equivalent to an annualized rate of 0.240% of average daily net assets.

Class-specific fees and expenses – Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are described below:

Distribution services – The fund has plans of distribution for all share classes, except Classes F-2, R-5 and R-6. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.25% to 1.00% as noted on the following page. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes with a plan may use up to 0.25% of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.

For Classes A and 529-A, distribution-related expenses include the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. These classes reimburse AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limit of 0.25% is not exceeded. As of June 30, 2011, there were no unreimbursed expenses subject to reimbursement for Classes A or 529-A.

Share class	Currently approved limits	Plan limits
Class A	0.25%	0.25%
Class 529-A	0.25	0.50
Classes B and 529-B	1.00	1.00
Classes C, 529-C and R-1	1.00	1.00
Class R-2	0.75	1.00
Classes 529-E and R-3	0.50	0.75
Classes F-1, 529-F-1 and R-4	0.25	0.50

Transfer agent services – The fund has a transfer agent agreement with AFS for Classes A and B. Under this agreement, these share classes compensate AFS for transfer agent services including shareholder recordkeeping, communications and transaction processing. AFS is also compensated for certain transfer agent services provided to all other share classes from the administrative services fees paid to CRMC as described below.

Administrative services – The fund has an administrative services agreement with CRMC for all share classes, except Classes A and B, to provide certain services, including transfer agent and recordkeeping services; coordinating, monitoring, assisting and overseeing third-party service providers; and educating advisers and shareholders about the impact of market-related events, tax laws affecting investments, retirement plan restrictions, exchange limitations and other related matters. Each relevant share class pays CRMC annual fees up to 0.15% (0.10% for Class R-5 and 0.05% for Class R-6) based on its respective average daily net assets. Each relevant share class also pays AFS additional amounts for certain transfer agent services. CRMC and AFS may use these fees to compensate third parties for performing these services.

Each 529 share class is subject to an additional administrative services fee payable to the Commonwealth of Virginia for the maintenance of the 529 college savings plan. The quarterly fee is based on a series of decreasing annual rates beginning with 0.10% on the first $30 billion of the net assets invested in Class 529 shares of the American Funds and decreasing to 0.06% on such assets between $120 billion and $150 billion. The fee for any given calendar quarter is accrued and calculated on the basis of the average net assets of Class 529 shares of the American Funds for the last month of the prior calendar quarter. Although these amounts are included with administrative services fees on the accompanying financial statements, the Commonwealth of Virginia is not considered a related party.

Expenses under the agreements described above for the six months ended June 30, 2011, were as follows (dollars in thousands):

			Administrative services
Share class	Distribution services	Transfer agent services	CRMC administrative services	Transfer agent services	Commonwealth of Virginia administrative services
Class A	$38,415	$20,159	Not applicable	Not applicable	Not applicable
Class B	12,010	1,463	Not applicable	Not applicable	Not applicable
Class C	23,145	Included in administrative services	$3,450	$524	Not applicable
Class F-1	1,141		571	26	Not applicable
Class F-2	Not applicable		185	5	Not applicable
Class 529-A	1,857		856	149	$837
Class 529-B	1,153		118	33	115
Class 529-C	3,025		310	74	303
Class 529-E	242		48	9	49
Class 529-F-1	-		30	5	29
Class R-1	683		87	15	Not applicable
Class R-2	4,308		842	1,344	Not applicable
Class R-3	6,123		1,807	619	Not applicable
Class R-4	2,641		1,561	19	Not applicable
Class R-5	Not applicable		736	5	Not applicable
Class R-6	Not applicable		326	2	Not applicable
Total	$94,743	$21,622	$10,927	$2,829	$1,333

Trustees’ deferred compensation – Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Trustees’compensation of $448,000, shown on the accompanying financial statements, includes $177,000 in current fees (either paid in cash or deferred) and a net increase of $271,000 in the value of the deferred amounts.

Affiliated officers and trustees – Officers and certain trustees of the fund are or may be considered to be affiliated with CRMC, AFS and AFD. No affiliated officers or trustees received any compensation directly from the fund.

7.	Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):

	Sales(*)		Reinvestments of dividends		Repurchases(*)		Net (decrease) increase
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended June 30, 2011
Class A	$2,329,130	125,988	$335,114	18,189	$(3,168,677)	(171,138)	$(504,433)	(26,961)
Class B	28,703	1,558	16,375	891	(504,362)	(27,380)	(459,284)	(24,931)
Class C	295,879	16,073	30,615	1,668	(468,059)	(25,413)	(141,565)	(7,672)
Class F-1	136,384	7,366	9,446	513	(133,833)	(7,234)	11,997	645
Class F-2	63,378	3,418	2,515	137	(34,399)	(1,857)	31,494	1,698
Class 529-A	169,786	9,198	17,771	966	(94,483)	(5,118)	93,074	5,046
Class 529-B	4,463	242	1,508	82	(40,349)	(2,191)	(34,378)	(1,867)
Class 529-C	57,055	3,092	4,094	222	(40,740)	(2,209)	20,409	1,105
Class 529-E	9,040	490	896	49	(5,681)	(308)	4,255	231
Class 529-F-1	8,303	448	680	37	(9,272)	(503)	(289)	(18)
Class R-1	14,809	807	957	52	(21,459)	(1,167)	(5,693)	(308)
Class R-2	149,497	8,120	8,232	449	(181,888)	(9,874)	(24,159)	(1,305)
Class R-3	280,470	15,224	22,743	1,239	(352,926)	(19,088)	(49,713)	(2,625)
Class R-4	334,186	18,129	22,842	1,241	(298,282)	(16,120)	58,746	3,250
Class R-5	214,873	11,566	18,289	992	(274,076)	(14,927)	(40,914)	(2,369)
Class R-6	360,314	19,612	16,620	902	(69,314)	(3,733)	307,620	16,781
Total net increase
(decrease)	$4,456,270	241,331	$508,697	27,629	$(5,697,800)	(308,260)	$(732,833)	(39,300)

Year ended December 31, 2010
Class A	$4,166,008	249,273	$619,160	37,146	$(6,092,729)	(364,893)	$(1,307,561)	(78,474)
Class B	65,367	3,927	37,144	2,243	(1,107,951)	(66,736)	(1,005,440)	(60,566)
Class C	516,589	31,043	56,464	3,405	(870,586)	(52,496)	(297,533)	(18,048)
Class F-1	198,682	11,915	17,458	1,048	(293,849)	(17,642)	(77,709)	(4,679)
Class F-2	101,541	6,079	3,737	224	(62,044)	(3,736)	43,234	2,567
Class 529-A	294,964	17,634	29,578	1,774	(173,539)	(10,403)	151,003	9,005
Class 529-B	8,942	538	3,309	199	(78,240)	(4,683)	(65,989)	(3,946)
Class 529-C	104,832	6,282	7,018	422	(91,127)	(5,477)	20,723	1,227
Class 529-E	15,354	917	1,526	92	(12,903)	(775)	3,977	234
Class 529-F-1	15,751	941	1,145	69	(7,015)	(420)	9,881	590
Class R-1	37,708	2,271	1,779	107	(36,988)	(2,216)	2,499	162
Class R-2	286,839	17,281	14,908	899	(336,868)	(20,271)	(35,121)	(2,091)
Class R-3	519,370	31,278	42,007	2,530	(712,888)	(42,990)	(151,511)	(9,182)
Class R-4	590,296	35,449	41,059	2,466	(557,696)	(33,050)	73,659	4,865
Class R-5	378,814	22,620	34,230	2,052	(341,409)	(20,656)	71,635	4,016
Class R-6	524,170	31,091	18,756	1,121	(152,302)	(9,314)	390,624	22,898
Total net increase
(decrease)	$7,825,227	468,539	$929,278	55,797	$(10,928,134)	(655,758)	$(2,173,629)	(131,422)

* Includes exchanges between share classes of the fund.

8.	Investment transactions

The fund made purchases and sales of investment securities, excluding short-term securities and U.S. government obligations, if any, of $11,400,862,000 and $11,490,942,000, respectively, during the six months ended June 30, 2011.
Financial highlights(1)

			Income (loss) from investment operations(2)			Dividends and distributions
		Net asset value, beginning of period	Net investment income(3)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return(4)(5)	Net assets, end of period (in millions)	Ratio of expenses to average net assets before reimbursements/ waivers		Ratio of expenses to average net assets after reimbursements/ waivers(5)		Ratio of net income to average net assets(3)(5)

Class A:	Six months ended 6/30/2011(6)	$17.93	$.18	$.75	$.93	$(.20)	$-	$(.20)	$18.66	5.20%	$32,185	.62	%(7)	.62	%(7)	2.01	%(7)
	Year ended 12/31/2010	16.21	.40	1.68	2.08	(.36)	-	(.36)	17.93	13.02	31,409	.63		.63		2.42
	Year ended 12/31/2009	13.78	.40	2.44	2.84	(.41)	-	(.41)	16.21	21.08	29,675	.67		.67		2.80
	Year ended 12/31/2008	19.31	.50	(5.35)	(4.85)	(.54)	(.14)	(.68)	13.78	(25.73)	26,972	.61		.59		2.96
	Year ended 12/31/2007	19.02	.53	.72	1.25	(.52)	(.44)	(.96)	19.31	6.60	37,999	.60		.58		2.68
	Year ended 12/31/2006	17.82	.47	1.61	2.08	(.47)	(.41)	(.88)	19.02	11.80	35,431	.61		.58		2.57

Class B:	Six months ended 6/30/2011(6)	17.87	.11	.75	.86	(.13)	-	(.13)	18.60	4.83	2,214	1.38	(7)	1.38	(7)	1.24	(7)
	Year ended 12/31/2010	16.16	.28	1.66	1.94	(.23)	-	(.23)	17.87	12.12	2,573	1.38		1.38		1.66
	Year ended 12/31/2009	13.73	.29	2.44	2.73	(.30)	-	(.30)	16.16	20.24	3,305	1.43		1.43		2.06
	Year ended 12/31/2008	19.25	.37	(5.34)	(4.97)	(.41)	(.14)	(.55)	13.73	(26.33)	3,455	1.38		1.35		2.18
	Year ended 12/31/2007	18.96	.38	.72	1.10	(.37)	(.44)	(.81)	19.25	5.83	5,391	1.35		1.32		1.94
	Year ended 12/31/2006	17.77	.33	1.60	1.93	(.33)	(.41)	(.74)	18.96	10.95	5,386	1.36		1.33		1.82

Class C:	Six months ended 6/30/2011(6)	17.85	.11	.75	.86	(.13)	-	(.13)	18.58	4.81	4,619	1.43	(7)	1.43	(7)	1.20	(7)
	Year ended 12/31/2010	16.14	.27	1.67	1.94	(.23)	-	(.23)	17.85	12.11	4,576	1.43		1.43		1.61
	Year ended 12/31/2009	13.72	.29	2.43	2.72	(.30)	-	(.30)	16.14	20.16	4,429	1.45		1.45		2.02
	Year ended 12/31/2008	19.23	.36	(5.33)	(4.97)	(.40)	(.14)	(.54)	13.72	(26.33)	4,128	1.42		1.40		2.14
	Year ended 12/31/2007	18.95	.37	.72	1.09	(.37)	(.44)	(.81)	19.23	5.73	6,078	1.40		1.37		1.89
	Year ended 12/31/2006	17.76	.32	1.60	1.92	(.32)	(.41)	(.73)	18.95	10.90	5,743	1.41		1.38		1.77

Class F-1:	Six months ended 6/30/2011(6)	17.92	.18	.75	.93	(.20)	-	(.20)	18.65	5.20	944	.63	(7)	.63	(7)	2.00	(7)
	Year ended 12/31/2010	16.21	.40	1.67	2.07	(.36)	-	(.36)	17.92	12.95	895	.63		.63		2.41
	Year ended 12/31/2009	13.78	.41	2.44	2.85	(.42)	-	(.42)	16.21	21.13	885	.64		.64		2.85
	Year ended 12/31/2008	19.31	.50	(5.35)	(4.85)	(.54)	(.14)	(.68)	13.78	(25.73)	946	.61		.58		2.96
	Year ended 12/31/2007	19.02	.53	.72	1.25	(.52)	(.44)	(.96)	19.31	6.61	1,374	.59		.57		2.69
	Year ended 12/31/2006	17.82	.48	1.60	2.08	(.47)	(.41)	(.88)	19.02	11.83	1,247	.59		.57		2.59

Class F-2:	Six months ended 6/30/2011(6)	17.92	.21	.74	.95	(.22)	-	(.22)	18.65	5.33	269	.40	(7)	.40	(7)	2.24	(7)
	Year ended 12/31/2010	16.21	.44	1.67	2.11	(.40)	-	(.40)	17.92	13.21	228	.40		.40		2.63
	Year ended 12/31/2009	13.78	.43	2.45	2.88	(.45)	-	(.45)	16.21	21.41	164	.41		.41		2.87
	Period from 8/5/2008 to 12/31/2008	17.44	.21	(3.59)	(3.38)	(.28)	-	(.28)	13.78	(19.51)	39	.17		.16		1.45

Class 529-A:	Six months ended 6/30/2011(6)	17.91	.18	.74	.92	(.19)	-	(.19)	18.64	5.18	1,747	.70	(7)	.70	(7)	1.94	(7)
	Year ended 12/31/2010	16.19	.39	1.68	2.07	(.35)	-	(.35)	17.91	12.97	1,589	.69		.69		2.35
	Year ended 12/31/2009	13.77	.39	2.43	2.82	(.40)	-	(.40)	16.19	20.97	1,291	.73		.73		2.73
	Year ended 12/31/2008	19.29	.49	(5.34)	(4.85)	(.53)	(.14)	(.67)	13.77	(25.76)	1,030	.68		.65		2.90
	Year ended 12/31/2007	19.01	.51	.72	1.23	(.51)	(.44)	(.95)	19.29	6.47	1,323	.68		.66		2.60
	Year ended 12/31/2006	17.81	.47	1.60	2.07	(.46)	(.41)	(.87)	19.01	11.76	1,125	.66		.63		2.53

Class 529-B:	Six months ended 6/30/2011(6)	17.90	.10	.75	.85	(.12)	-	(.12)	18.63	4.76	219	1.48	(7)	1.48	(7)	1.14	(7)
	Year ended 12/31/2010	16.19	.26	1.66	1.92	(.21)	-	(.21)	17.90	11.99	244	1.48		1.48		1.56
	Year ended 12/31/2009	13.76	.28	2.44	2.72	(.29)	-	(.29)	16.19	20.09	284	1.53		1.53		1.95
	Year ended 12/31/2008	19.28	.35	(5.34)	(4.99)	(.39)	(.14)	(.53)	13.76	(26.36)	251	1.48		1.46		2.09
	Year ended 12/31/2007	19.00	.36	.71	1.07	(.35)	(.44)	(.79)	19.28	5.64	342	1.47		1.44		1.81
	Year ended 12/31/2006	17.80	.31	1.61	1.92	(.31)	(.41)	(.72)	19.00	10.87	311	1.48		1.45		1.70

Class 529-C:	Six months ended 6/30/2011(6)	17.90	.11	.74	.85	(.12)	-	(.12)	18.63	4.78	627	1.48	(7)	1.48	(7)	1.16	(7)
	Year ended 12/31/2010	16.19	.26	1.67	1.93	(.22)	-	(.22)	17.90	12.03	583	1.48		1.48		1.57
	Year ended 12/31/2009	13.76	.28	2.44	2.72	(.29)	-	(.29)	16.19	20.10	507	1.52		1.52		1.94
	Year ended 12/31/2008	19.29	.35	(5.35)	(5.00)	(.39)	(.14)	(.53)	13.76	(26.40)	420	1.48		1.45		2.09
	Year ended 12/31/2007	19.00	.36	.72	1.08	(.35)	(.44)	(.79)	19.29	5.70	567	1.47		1.44		1.82
	Year ended 12/31/2006	17.81	.32	1.59	1.91	(.31)	(.41)	(.72)	19.00	10.81	501	1.47		1.44		1.71

Class 529-E:	Six months ended 6/30/2011(6)	$17.90	$.15	$.75	$.90	$(.17)	$-	$(.17)	$18.63	5.03%	$101	.97	%(7)	.97	%(7)	1.66	%(7)
	Year ended 12/31/2010	16.19	.35	1.66	2.01	(.30)	-	(.30)	17.90	12.59	92	.97		.97		2.07
	Year ended 12/31/2009	13.76	.35	2.44	2.79	(.36)	-	(.36)	16.19	20.71	80	1.02		1.02		2.45
	Year ended 12/31/2008	19.28	.44	(5.34)	(4.90)	(.48)	(.14)	(.62)	13.76	(25.99)	65	.97		.95		2.60
	Year ended 12/31/2007	19.00	.46	.71	1.17	(.45)	(.44)	(.89)	19.28	6.18	84	.96		.94		2.32
	Year ended 12/31/2006	17.80	.41	1.61	2.02	(.41)	(.41)	(.82)	19.00	11.44	73	.96		.93		2.23

Class 529-F-1:	Six months ended 6/30/2011(6)	17.90	.20	.74	.94	(.21)	-	(.21)	18.63	5.29	59	.47	(7)	.47	(7)	2.16	(7)
	Year ended 12/31/2010	16.19	.43	1.67	2.10	(.39)	-	(.39)	17.90	13.15	57	.47		.47		2.57
	Year ended 12/31/2009	13.76	.42	2.44	2.86	(.43)	-	(.43)	16.19	21.31	42	.52		.52		2.93
	Year ended 12/31/2008	19.28	.52	(5.34)	(4.82)	(.56)	(.14)	(.70)	13.76	(25.61)	31	.47		.45		3.11
	Year ended 12/31/2007	19.00	.56	.71	1.27	(.55)	(.44)	(.99)	19.28	6.71	36	.46		.44		2.82
	Year ended 12/31/2006	17.80	.50	1.61	2.11	(.50)	(.41)	(.91)	19.00	11.99	28	.46		.43		2.73

Class R-1:	Six months ended 6/30/2011(6)	17.83	.11	.75	.86	(.13)	-	(.13)	18.56	4.83	135	1.40	(7)	1.40	(7)	1.23	(7)
	Year ended 12/31/2010	16.13	.27	1.66	1.93	(.23)	-	(.23)	17.83	12.10	135	1.40		1.40		1.65
	Year ended 12/31/2009	13.71	.29	2.43	2.72	(.30)	-	(.30)	16.13	20.22	120	1.43		1.43		2.03
	Year ended 12/31/2008	19.22	.37	(5.33)	(4.96)	(.41)	(.14)	(.55)	13.71	(26.30)	89	1.38		1.35		2.21
	Year ended 12/31/2007	18.94	.37	.72	1.09	(.37)	(.44)	(.81)	19.22	5.74	104	1.40		1.37		1.89
	Year ended 12/31/2006	17.75	.32	1.60	1.92	(.32)	(.41)	(.73)	18.94	10.91	82	1.41		1.39		1.77

Class R-2:	Six months ended 6/30/2011(6)	17.85	.11	.74	.85	(.13)	-	(.13)	18.57	4.78	1,149	1.38	(7)	1.38	(7)	1.25	(7)
	Year ended 12/31/2010	16.14	.27	1.67	1.94	(.23)	-	(.23)	17.85	12.14	1,128	1.40		1.40		1.64
	Year ended 12/31/2009	13.72	.29	2.43	2.72	(.30)	-	(.30)	16.14	20.14	1,054	1.47		1.47		1.99
	Year ended 12/31/2008	19.23	.36	(5.33)	(4.97)	(.40)	(.14)	(.54)	13.72	(26.33)	855	1.42		1.39		2.15
	Year ended 12/31/2007	18.95	.37	.71	1.08	(.36)	(.44)	(.80)	19.23	5.71	1,168	1.41		1.39		1.87
	Year ended 12/31/2006	17.76	.32	1.60	1.92	(.32)	(.41)	(.73)	18.95	10.90	1,079	1.45		1.39		1.77

Class R-3:	Six months ended 6/30/2011(6)	17.86	.15	.75	.90	(.17)	-	(.17)	18.59	5.06	2,457	.95	(7)	.95	(7)	1.68	(7)
	Year ended 12/31/2010	16.15	.35	1.67	2.02	(.31)	-	(.31)	17.86	12.64	2,408	.94		.94		2.10
	Year ended 12/31/2009	13.73	.36	2.43	2.79	(.37)	-	(.37)	16.15	20.73	2,326	.97		.97		2.49
	Year ended 12/31/2008	19.24	.45	(5.33)	(4.88)	(.49)	(.14)	(.63)	13.73	(25.94)	1,959	.90		.87		2.65
	Year ended 12/31/2007	18.96	.46	.72	1.18	(.46)	(.44)	(.90)	19.24	6.23	3,301	.92		.90		2.36
	Year ended 12/31/2006	17.77	.41	1.60	2.01	(.41)	(.41)	(.82)	18.96	11.44	3,059	.92		.90		2.26

Class R-4:	Six months ended 6/30/2011(6)	17.91	.18	.75	.93	(.20)	-	(.20)	18.64	5.20	2,149	.65	(7)	.65	(7)	1.98	(7)
	Year ended 12/31/2010	16.19	.40	1.68	2.08	(.36)	-	(.36)	17.91	13.01	2,007	.65		.65		2.39
	Year ended 12/31/2009	13.76	.40	2.44	2.84	(.41)	-	(.41)	16.19	21.09	1,736	.67		.67		2.75
	Year ended 12/31/2008	19.28	.49	(5.34)	(4.85)	(.53)	(.14)	(.67)	13.76	(25.75)	1,395	.65		.62		2.92
	Year ended 12/31/2007	19.00	.52	.71	1.23	(.51)	(.44)	(.95)	19.28	6.50	1,865	.65		.62		2.64
	Year ended 12/31/2006	17.80	.47	1.60	2.07	(.46)	(.41)	(.87)	19.00	11.78	1,724	.65		.62		2.53

Class R-5:	Six months ended 6/30/2011(6)	17.94	.21	.75	.96	(.23)	-	(.23)	18.67	5.34	1,564	.35	(7)	.35	(7)	2.28	(7)
	Year ended 12/31/2010	16.22	.45	1.68	2.13	(.41)	-	(.41)	17.94	13.32	1,545	.35		.35		2.69
	Year ended 12/31/2009	13.79	.45	2.43	2.88	(.45)	-	(.45)	16.22	21.44	1,332	.37		.37		3.19
	Year ended 12/31/2008	19.32	.54	(5.35)	(4.81)	(.58)	(.14)	(.72)	13.79	(25.52)	1,418	.35		.33		3.28
	Year ended 12/31/2007	19.03	.58	.72	1.30	(.57)	(.44)	(1.01)	19.32	6.86	957	.35		.33		2.94
	Year ended 12/31/2006	17.83	.52	1.61	2.13	(.52)	(.41)	(.93)	19.03	12.08	411	.35		.33		2.82

Class R-6:	Six months ended 6/30/2011(6)	17.93	.22	.74	.96	(.23)	-	(.23)	18.66	5.37	1,419	.30	(7)	.30	(7)	2.35	(7)
	Year ended 12/31/2010	16.21	.46	1.67	2.13	(.41)	-	(.41)	17.93	13.38	1,063	.30		.30		2.75
	Period from 5/1/2009 to 12/31/2009	13.64	.30	2.61	2.91	(.34)	-	(.34)	16.21	21.52	590	.33	(7)	.33	(7)	2.94	(7)

	Six months ended June 30,	Year ended December 31
	2011(6)	2010	2009	2008	2007	2006

Portfolio turnover rate for all share classes	26%	37%	46%	41%	35%	34%

(1)Based on operations for the periods shown (unless otherwise noted) and, accordingly, may not be representative of a full year.
(2)Based on average shares outstanding.
(3)For the year ended December 31, 2010, this column reflects the impact of a corporate action event that resulted in a one-time increase to net investment income.  If the corporate action event had not occurred, the Class A net investment income per share and ratio of net income to average net assets would have been lower by $.04 and .25 percentage points, respectively.  The impact to the other share classes would have been similar.

(4)Total returns exclude any applicable sales charges, including contingent deferred sales charges.
(5)This column reflects the impact, if any, of certain reimbursements/waivers from CRMC. During some of the periods shown, CRMC reduced fees for investment advisory services. In addition, during some of the periods shown, CRMC paid a portion of the fund's transfer agent fees for certain retirement plan share classes.

(6)Unaudited.
(7)Annualized.

See Notes to Financial Statements

Expense example
                                                                                                                              unaudited

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, such as initial sales charges on purchase payments and contingent deferred sales charges on redemptions (loads), and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period (January 1, 2011, through June 30, 2011).

Actual expenses:

The first line of each share class in the table on page 33 provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses paid during period" to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:

The second line of each share class in the table on page 33 provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Notes:

There are some account fees that are charged to certain types of accounts, such as individual retirement accounts and 529 college savings plan accounts (generally, a $10 fee is charged to set up the account and an additional $10 fee is charged to the account annually), that would increase the amount of expenses paid on your account. In addition, retirement plan participants may be subject to certain fees charged by the plan sponsor, and Class F-1, F-2 and 529-F-1 shareholders may be subject to fees charged by financial intermediaries, typically ranging from 0.75% to 1.50% of assets annually depending on services offered. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would be lower by the amount of these fees.

Note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
	Beginning account value 1/1/2011	Ending account value 6/30/2011	Expenses paid during period*	Annualized expense ratio

Class A -- actual return	$1,000.00	$1,052.03	$3.15	.62%
Class A -- assumed 5% return	1,000.00	1,021.72	3.11	.62
Class B -- actual return	1,000.00	1,048.26	7.01	1.38
Class B -- assumed 5% return	1,000.00	1,017.95	6.90	1.38
Class C -- actual return	1,000.00	1,048.10	7.26	1.43
Class C -- assumed 5% return	1,000.00	1,017.70	7.15	1.43
Class F-1 -- actual return	1,000.00	1,052.03	3.21	.63
Class F-1 -- assumed 5% return	1,000.00	1,021.67	3.16	.63
Class F-2 -- actual return	1,000.00	1,053.26	2.04	.40
Class F-2 -- assumed 5% return	1,000.00	1,022.81	2.01	.40
Class 529-A -- actual return	1,000.00	1,051.78	3.56	.70
Class 529-A -- assumed 5% return	1,000.00	1,021.32	3.51	.70
Class 529-B -- actual return	1,000.00	1,047.62	7.51	1.48
Class 529-B -- assumed 5% return	1,000.00	1,017.46	7.40	1.48
Class 529-C -- actual return	1,000.00	1,047.77	7.51	1.48
Class 529-C -- assumed 5% return	1,000.00	1,017.46	7.40	1.48
Class 529-E -- actual return	1,000.00	1,050.34	4.93	.97
Class 529-E -- assumed 5% return	1,000.00	1,019.98	4.86	.97
Class 529-F-1 -- actual return	1,000.00	1,052.93	2.39	.47
Class 529-F-1 -- assumed 5% return	1,000.00	1,022.46	2.36	.47
Class R-1 -- actual return	1,000.00	1,048.29	7.11	1.40
Class R-1 -- assumed 5% return	1,000.00	1,017.85	7.00	1.40
Class R-2 -- actual return	1,000.00	1,047.79	7.01	1.38
Class R-2 -- assumed 5% return	1,000.00	1,017.95	6.90	1.38
Class R-3 -- actual return	1,000.00	1,050.58	4.83	.95
Class R-3 -- assumed 5% return	1,000.00	1,020.08	4.76	.95
Class R-4 -- actual return	1,000.00	1,051.97	3.31	.65
Class R-4 -- assumed 5% return	1,000.00	1,021.57	3.26	.65
Class R-5 -- actual return	1,000.00	1,053.44	1.78	.35
Class R-5 -- assumed 5% return	1,000.00	1,023.06	1.76	.35
Class R-6 -- actual return	1,000.00	1,053.71	1.53	.30
Class R-6 -- assumed 5% return	1,000.00	1,023.31	1.51	.30

*The “expenses paid during period” are equal to the “annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 365 (to reflect the one-half year period).

Other share class results
unaudited

Classes B, C, F and 529

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com.

Average annual total returns for periods ended June 30, 2011:
			10 years1/
	1 year	5 years	Life of class
Class B shares2
Reflecting applicable contingent deferred sales charge
(CDSC), maximum of 5%, payable only if shares
are sold within six years of purchase	16.57%	3.38%	4.70%
Not reflecting CDSC	21.57	3.73	4.70

Class C shares
Reflecting CDSC, maximum of 1%, payable only
if shares are sold within one year of purchase	20.56	3.68	4.49
Not reflecting CDSC	21.56	3.68	4.49

Class F-1 shares3
Not reflecting annual asset-based fee charged
by sponsoring firm	22.42	4.52	5.32

Class F-2 shares3 — first sold 8/5/08
Not reflecting annual asset-based fee charged
by sponsoring firm	22.70	—	5.41

Class 529-A shares4 — first sold 2/15/02
Reflecting 5.75% maximum sales charge	15.40	3.21	4.77
Not reflecting maximum sales charge	22.45	4.45	5.44

Class 529-B shares2,4 — first sold 2/15/02
Reflecting applicable CDSC, maximum of 5%, payable
only if shares are sold within six years of purchase	16.40	3.25	4.69
Not reflecting CDSC	21.40	3.60	4.69

Class 529-C shares4 — first sold 2/19/02
Reflecting CDSC, maximum of 1%, payable only
if shares are sold within one year of purchase	20.44	3.61	4.73
Not reflecting CDSC	21.44	3.61	4.73

Class 529-E shares3,4 — first sold 3/5/02	22.04	4.15	4.82

Class 529-F-1 shares3,4 — first sold 9/17/02
Not reflecting annual asset-based fee charged
by sponsoring firm	22.73	4.67	6.99

1Applicable to Classes B, C and F-1 shares only. All other share classes reflect results for the life of the class.
2These shares are not available for purchase.
3These shares are sold without any initial or contingent deferred sales charge.
4Results shown do not reflect the $10 account setup fee and an annual $10 account maintenance fee.

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The fund’s investment adviser waived a portion of its management fees from September 1, 2004, through December 31, 2008. Applicable fund results shown reflect the waiver, without which they would have been lower. See the Financial Highlights table on pages 24 to 30 for details that include expense ratios for all share classes.

For information regarding the differences among the various share classes, refer to the fund’s prospectus.

Office of the fund
One Market
Steuart Tower, Suite 2000
Mailing address: P.O. Box 7650
San Francisco, CA 94120-7650

Investment adviser
Capital Research and Management Company
333 South Hope Street
Los Angeles, CA 90071-1406

6455 Irvine Center Drive
Irvine, CA 92618

Custodian of assets
JPMorgan Chase Bank
270 Park Avenue
New York, NY 10017-2070

Counsel
Bingham McCutchen LLP
355 South Grand Avenue, Suite 4400
Los Angeles, CA 90071-3106

Transfer agent for shareholder accounts
American Funds Service Company
(Write to the address near you.)

P.O. Box 6007
Indianapolis, IN 46206-6007

P.O. Box 2280
Norfolk, VA 23501-2280

Independent registered public accounting firm
Deloitte & Touche LLP
695 Town Center Drive
Suite 1200
Costa Mesa, CA 92626-7188

Principal underwriter
American Funds Distributors, Inc.
333 South Hope Street
Los Angeles, CA 90071-1406

Investors should carefully consider the investment objectives, risks, charges and expenses of the American Funds. This and other important information is contained in the fund’s prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at 800/421-0180 or visit the American Funds website at americanfunds.com.

“American Funds Proxy Voting Procedures and Principles” — which describes how we vote proxies relating to portfolio securities — is available on the American Funds website or upon request by calling AFS. The fund files its proxy voting record with the U.S. Securities and Exchange Commission (SEC) for the 12 months ended June 30 by August 31. The proxy voting record is available free of charge on the SEC website at sec.gov and on the American Funds website.

A complete June 30, 2011, portfolio of American Balanced Fund’s investments is available free of charge by calling AFS or visiting the SEC website (where it is part of Form N-CSR).

American Balanced Fund files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. This filing is available free of charge on the SEC website. You may also review or, for a fee, copy this filing at the SEC’s Public Reference Room in Washington, D.C. Additional information regarding the operation of the Public Reference Room may be obtained by calling the SEC’s Office of Investor Education and Advocacy at 800/SEC-0330. Additionally, the list of portfolio holdings is available by calling AFS.

This report is for the information of shareholders of American Balanced Fund, but it also may be used as sales literature when preceded or accompanied by the current prospectus or summary prospectus, which gives details about charges, expenses, investment objectives and operating policies of the fund. If used as sales material after September 30, 2011, this report must be accompanied by an American Funds statistical update for the most recently completed calendar quarter.

What makes American Funds different?

For 80 years, we have followed a consistent philosophy to benefit our investors. Our 33 carefully conceived, broadly diversified funds, in addition to the target date retirement series, offer opportunities that have attracted over 50 million shareholder accounts.

Our unique combination of strengths includes these five factors:

•	A long-term, value-oriented approach
We seek to buy securities at reasonable prices relative to their prospects and hold them for the long term.

•	An extensive global research effort
Our investment professionals travel the world to find the best investment opportunities and gain a comprehensive understanding of companies and markets.

•	The multiple portfolio counselor system
Our unique approach to portfolio management, developed more than 50 years ago, blends teamwork with individual accountability and has provided American Funds with a sustainable method of achieving fund objectives.

•	Experienced investment professionals
American Funds portfolio counselors have an average of 27 years of investment experience, providing a depth of knowledge and broad perspective that few organizations have.

•	A commitment to low management fees
The American Funds provide exceptional value for shareholders, with management fees that are among the lowest in the mutual fund industry.

American Funds span a range of investment objectives

•	Growth funds
AMCAP Fund®
EuroPacific Growth Fund®
The Growth Fund of America®
The New Economy Fund®
New Perspective Fund®
New World Fund®
SMALLCAP World Fund®

•	Growth-and-income funds
American Mutual Fund®
Capital World Growth and Income FundSM
Fundamental InvestorsSM
International Growth and Income FundSM
The Investment Company of America®
Washington Mutual Investors FundSM

•	Equity-income funds
Capital Income Builder®
The Income Fund of America®

•	Balanced funds
>American Balanced Fund®
American Funds Global Balanced FundSM

•	Bond funds
American Funds Mortgage FundSM
American High-Income TrustSM
The Bond Fund of AmericaSM
Capital World Bond Fund®
Intermediate Bond Fund of America®
Short-Term Bond Fund of AmericaSM
U.S. Government Securities FundSM

•	Tax-exempt bond funds
American Funds Short-Term Tax-Exempt Bond FundSM
American High-Income Municipal Bond Fund®
Limited Term Tax-Exempt Bond Fund of AmericaSM
The Tax-Exempt Bond Fund of America®
State-specific tax-exempt funds
American Funds Tax-Exempt Fund of New YorkSM
The Tax-Exempt Fund of California®
The Tax-Exempt Fund of Maryland®
The Tax-Exempt Fund of Virginia®

•	Money market fund
American Funds Money Market Fund®

•	American Funds Target Date Retirement Series®

The Capital Group Companies

American Funds   Capital Research and Management   Capital International   Capital Guardian   Capital Bank and Trust

Lit. No. MFGESR-911-0811P

Litho in USA AGD/ALD/8077-S28715

Printed on paper containing 10% post-consumer waste

Printed with inks containing soy and/or vegetable oil

ITEM 2 – Code of Ethics

Not applicable for filing of semi-annual reports to shareholders.

ITEM 3 – Audit Committee Financial Expert

Not applicable for filing of semi-annual reports to shareholders.

ITEM 4 – Principal Accountant Fees and Services

Not applicable for filing of semi-annual reports to shareholders.

ITEM 5 – Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 – Schedule of Investments

American Balanced Fund®
Investment portfolio

June 30, 2011
 unaudited

Common stocks — 68.05%	Shares	Value (000)

FINANCIALS — 10.16%
Wells Fargo & Co.	32,796,600	$920,273
Goldman Sachs Group, Inc.	6,415,000	853,772
American Express Co.	16,200,000	837,540
Berkshire Hathaway Inc., Class A1	6,577	763,623
ACE Ltd.	4,470,000	294,215
JPMorgan Chase & Co.	6,689,700	273,876
Weyerhaeuser Co.	11,215,242	245,165
SunTrust Banks, Inc.	7,479,100	192,961
Citigroup Inc.	4,000,000	166,560
U.S. Bancorp	5,210,000	132,907
Bank of America Corp.	10,000,000	109,600
Moody’s Corp.	2,400,000	92,040
Chubb Corp.	1,300,000	81,393
BlackRock, Inc.	400,000	76,724
Allstate Corp.	2,000,000	61,060
HDFC Bank Ltd. (ADR)	345,819	60,999
Progressive Corp.	2,600,000	55,588
T. Rowe Price Group, Inc.	840,000	50,686
		5,268,982

INDUSTRIALS — 9.85%
Union Pacific Corp.	9,160,000	956,304
Boeing Co.	9,660,000	714,164
Lockheed Martin Corp.	7,223,956	584,924
Deere & Co.	5,640,000	465,018
United Technologies Corp.	3,750,000	331,912
General Electric Co.	16,700,000	314,962
Parker Hannifin Corp.	3,000,000	269,220
Northrop Grumman Corp.	2,765,000	191,753
European Aeronautic Defence and Space Co. EADS NV2	5,500,000	184,093
Emerson Electric Co.	3,260,000	183,375
Cummins Inc.	1,375,000	142,299
Tyco International Ltd.	2,500,000	123,575
General Dynamics Corp.	1,545,000	115,133
Honeywell International Inc.	1,800,000	107,262
FedEx Corp.	900,000	85,365
Expeditors International of Washington, Inc.	1,480,000	75,761
United Parcel Service, Inc., Class B	1,000,000	72,930
ITT Corp.	1,022,971	60,284
IDEX Corp.	1,260,000	57,771
CSX Corp.	2,100,000	55,062
Huntington Ingalls Industries, Inc.1	502,500	17,336
		5,108,503

ENERGY — 9.11%
Chevron Corp.	14,277,000	1,468,247
Royal Dutch Shell PLC, Class B (ADR)	13,617,360	977,046
Schlumberger Ltd.	6,270,600	541,780
ConocoPhillips	4,565,000	343,242
Newfield Exploration Co.1	3,000,000	204,060
Concho Resources Inc.1	1,935,000	177,730
Baker Hughes Inc.	2,400,000	174,144
Apache Corp.	1,095,000	135,112
Occidental Petroleum Corp.	1,200,000	124,848
Kinder Morgan, Inc.	3,666,600	105,341
Petróleo Brasileiro SA — Petrobras, ordinary nominative (ADR)	2,825,000	95,655
Tenaris SA (ADR)	2,050,000	93,746
Technip SA2	750,000	80,339
Cimarex Energy Co.	860,000	77,331
Suncor Energy Inc.	1,660,000	65,061
TOTAL SA (ADR)	1,050,000	60,732
		4,724,414

INFORMATION TECHNOLOGY — 8.77%
Oracle Corp.	20,131,391	662,524
Microsoft Corp.	22,705,700	590,348
Apple Inc.1	1,550,000	520,289
Texas Instruments Inc.	12,240,000	401,839
Google Inc., Class A1	665,000	336,743
International Business Machines Corp.	1,950,000	334,523
TE Connectivity Ltd.	8,730,000	320,915
Corning Inc.	14,685,000	266,533
Maxim Integrated Products, Inc.	9,670,000	247,165
Automatic Data Processing, Inc.	3,200,000	168,576
EMC Corp.1	6,000,000	165,300
Yahoo! Inc.1	8,906,000	133,946
Samsung Electronics Co. Ltd.2	140,000	108,813
ASML Holding NV (New York registered)	2,500,000	92,400
Paychex, Inc.	2,727,000	83,773
Analog Devices, Inc.	1,500,000	58,710
Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)	4,500,000	56,745
		4,549,142

CONSUMER DISCRETIONARY — 8.15%
Home Depot, Inc.	23,655,000	856,784
Amazon.com, Inc.1	4,115,000	841,476
Comcast Corp., Class A	17,785,000	450,672
McDonald’s Corp.	4,030,000	339,810
McGraw-Hill Companies, Inc.	7,000,000	293,370
VF Corp.	2,300,000	249,688
Walt Disney Co.	5,500,000	214,720
DIRECTV, Class A1	4,175,000	212,173
Time Warner Inc.	5,000,000	181,850
Macy’s, Inc.	4,000,000	116,960
Las Vegas Sands Corp.1	2,500,000	105,525
Gap, Inc.	4,500,000	81,450
Starbucks Corp.	2,000,000	78,980
Johnson Controls, Inc.	1,780,000	74,155
NIKE, Inc., Class B	720,000	64,786
General Motors Co.1	2,000,000	60,720
		4,223,119

HEALTH CARE — 7.01%
Merck & Co., Inc.	21,874,575	771,954
Bristol-Myers Squibb Co.	21,980,000	636,541
UnitedHealth Group Inc.	8,950,000	461,641
Cardinal Health, Inc.	8,365,000	379,938
Pfizer Inc	14,000,000	288,400
Johnson & Johnson	3,895,000	259,095
Amgen Inc.1	3,041,500	177,472
Baxter International Inc.	2,800,000	167,132
Aetna Inc.	3,000,000	132,270
Roche Holding AG2	700,000	117,109
Gilead Sciences, Inc.1	2,500,000	103,525
Eli Lilly and Co.	2,250,000	84,443
Teva Pharmaceutical Industries Ltd. (ADR)	1,100,000	53,042
		3,632,562

CONSUMER STAPLES — 6.83%
Philip Morris International Inc.	13,420,000	896,054
Costco Wholesale Corp.	9,035,000	734,003
Procter & Gamble Co.	9,580,000	609,001
Kraft Foods Inc., Class A	10,770,000	379,427
Nestlé SA2	5,000,000	310,746
Estée Lauder Companies Inc., Class A	1,700,000	178,823
Kellogg Co.	2,000,000	110,640
PepsiCo, Inc.	1,400,000	98,602
Coca-Cola Co.	1,290,000	86,804
Unilever NV (New York registered)	2,360,000	77,526
Colgate-Palmolive Co.	700,000	61,187
		3,542,813

MATERIALS — 4.93%
Dow Chemical Co.	20,450,000	736,200
Potash Corp. of Saskatchewan Inc.	8,981,860	511,876
E.I. du Pont de Nemours and Co.	8,250,000	445,913
Alcoa Inc.	12,000,000	190,320
Nucor Corp.	4,250,000	175,185
Cliffs Natural Resources Inc.	1,800,000	166,410
Monsanto Co.	1,300,000	94,302
Rio Tinto PLC2	1,060,000	76,542
Steel Dynamics, Inc.	4,000,000	65,000
Barrick Gold Corp.	1,060,000	48,007
Martin Marietta Materials, Inc.	600,000	47,982
		2,557,737

TELECOMMUNICATION SERVICES — 1.68%
AT&T Inc.	12,302,500	386,421
Verizon Communications Inc.	7,700,000	286,671
American Tower Corp., Class A1	3,800,000	198,854
		871,946

UTILITIES — 1.56%
PG&E Corp.	7,420,000	311,863
GDF SUEZ2	3,400,000	124,429
Duke Energy Corp.	5,080,000	95,656
Exelon Corp.	2,000,000	85,680
National Grid PLC2	8,000,000	78,726
Edison International	1,500,000	58,125
FirstEnergy Corp.	1,250,000	55,187
		809,666

Total common stocks (cost: $26,437,398,000)		35,288,884

	Principal amount	Value
Preferred securities — 0.10%	(000)	(000)

FINANCIALS — 0.10%
QBE Capital Funding II LP 6.797%3,4	$24,470	$22,515
AXA SA, Series B, 6.379%3,4	20,680	18,302
XL Capital Ltd., Series E, 6.50%4	12,170	11,287
		52,104

Total preferred securities (cost: $51,165,000)		52,104

Bonds & notes — 27.11%

MORTGAGE-BACKED OBLIGATIONS5 — 9.60%
Fannie Mae, Series 2001-T11, Class B, 5.503% 2011	45,000	45,342
Fannie Mae, Series 2003-T1, Class B, 4.491% 2012	16,000	16,781
Fannie Mae 4.89% 2012	30,000	30,189
Fannie Mae 5.00% 2018	1,328	1,425
Fannie Mae 5.00% 2018	777	834
Fannie Mae 11.00% 2018	237	274
Fannie Mae 5.50% 2019	1,358	1,472
Fannie Mae 5.50% 2020	22,339	24,264
Fannie Mae, Series 2003-48, Class TJ, 4.50% 2022	4,568	4,729
Fannie Mae 3.50% 2024	1,779	1,814
Fannie Mae 4.00% 2024	90,872	94,926
Fannie Mae 4.00% 2024	30,472	31,826
Fannie Mae 4.00% 2024	19,302	20,160
Fannie Mae 4.00% 2024	18,559	19,383
Fannie Mae 4.00% 2024	16,295	17,019
Fannie Mae 4.00% 2024	7,310	7,635
Fannie Mae 4.00% 2024	4,114	4,297
Fannie Mae 3.00% 2025	2,585	2,572
Fannie Mae 3.00% 2025	1,418	1,411
Fannie Mae 3.00% 2025	737	733
Fannie Mae 3.00% 2025	317	315
Fannie Mae 3.00% 2025	40	40
Fannie Mae 3.50% 2025	65,324	66,634
Fannie Mae 3.50% 2025	54,977	56,080
Fannie Mae 3.50% 2025	33,995	34,677
Fannie Mae 3.50% 2025	30,420	31,019
Fannie Mae 3.50% 2025	22,175	22,620
Fannie Mae 3.50% 2025	15,125	15,428
Fannie Mae 3.50% 2025	11,167	11,391
Fannie Mae 3.50% 2025	9,429	9,618
Fannie Mae 3.50% 2025	7,417	7,566
Fannie Mae 3.50% 2025	6,795	6,932
Fannie Mae 3.50% 2025	6,725	6,860
Fannie Mae 3.50% 2025	6,405	6,534
Fannie Mae 3.50% 2025	1,807	1,843
Fannie Mae 3.50% 2025	961	981
Fannie Mae 3.50% 2025	629	641
Fannie Mae 3.50% 2025	325	332
Fannie Mae 4.00% 2025	13,550	14,148
Fannie Mae 4.50% 2025	41,873	44,479
Fannie Mae 4.50% 2025	20,472	21,746
Fannie Mae 4.50% 2025	19,765	20,995
Fannie Mae, Series 2001-4, Class NA, 11.614% 20254	133	149
Fannie Mae 3.00% 2026	57,942	57,628
Fannie Mae 3.50% 2026	28,935	29,505
Fannie Mae 4.50% 2026	70,600	74,858
Fannie Mae, Series 2001-20, Class D, 11.034% 20314	52	59
Fannie Mae 5.50% 2033	16,271	17,698
Fannie Mae 5.50% 2033	13,153	14,305
Fannie Mae 5.50% 2033	1,620	1,762
Fannie Mae 5.50% 2035	7,174	7,800
Fannie Mae 5.50% 2035	4,565	4,963
Fannie Mae 6.50% 2035	9,289	10,512
Fannie Mae, Series 2006-43, Class JO, principal only, 0% 2036	4,576	3,949
Fannie Mae 5.50% 2036	1,899	2,063
Fannie Mae 5.50% 2036	1,605	1,742
Fannie Mae, Series 2006-49, Class PA, 6.00% 2036	11,274	12,589
Fannie Mae 6.00% 2036	3,729	4,112
Fannie Mae 5.497% 20374	11,567	12,225
Fannie Mae 6.00% 2037	69,348	76,309
Fannie Mae 6.00% 2037	59,771	66,010
Fannie Mae 6.00% 2037	22,759	25,028
Fannie Mae 6.00% 2037	13,439	14,779
Fannie Mae 6.00% 2037	9,120	10,025
Fannie Mae 6.00% 2037	2,315	2,546
Fannie Mae 6.50% 2037	19,278	21,794
Fannie Mae 6.50% 2037	15,298	17,294
Fannie Mae 6.50% 2037	14,516	16,229
Fannie Mae 6.50% 2037	8,645	9,665
Fannie Mae 7.00% 2037	3,798	4,231
Fannie Mae 7.00% 2037	3,120	3,475
Fannie Mae 7.00% 2037	1,741	1,939
Fannie Mae 5.50% 2038	5,272	5,712
Fannie Mae 6.00% 2038	40,309	44,355
Fannie Mae 6.00% 2038	22,715	24,958
Fannie Mae 6.00% 2038	9,869	10,859
Fannie Mae 6.00% 2038	6,408	7,041
Fannie Mae 6.50% 2038	19,717	22,290
Fannie Mae 4.50% 2039	127,650	132,336
Fannie Mae 4.50% 2039	53,376	55,335
Fannie Mae 4.50% 2039	31,192	32,337
Fannie Mae 6.00% 2039	49,656	54,641
Fannie Mae 6.00% 2039	21,460	23,611
Fannie Mae 6.00% 2039	11,440	12,570
Fannie Mae 6.00% 2039	10,225	11,244
Fannie Mae 3.50% 2040	48,629	46,579
Fannie Mae 3.50% 2040	47,349	45,352
Fannie Mae 3.50% 2040	39,423	37,760
Fannie Mae 3.50% 2040	33,971	32,538
Fannie Mae 3.50% 2040	22,995	22,025
Fannie Mae 3.50% 2040	19,234	18,423
Fannie Mae 3.50% 2040	17,681	16,936
Fannie Mae 4.00% 2040	165,477	165,763
Fannie Mae 4.00% 2040	48,942	49,072
Fannie Mae 4.00% 2040	30,000	30,052
Fannie Mae 4.00% 2040	28,137	28,182
Fannie Mae 4.00% 2040	22,280	22,318
Fannie Mae 4.00% 2040	11,750	11,770
Fannie Mae 4.50% 2040	67,056	69,496
Fannie Mae 4.50% 2040	59,590	61,766
Fannie Mae 4.50% 2040	46,249	47,933
Fannie Mae 4.50% 2040	40,769	42,252
Fannie Mae 4.50% 2040	21,414	22,193
Fannie Mae 5.00% 2040	55,116	58,681
Fannie Mae 5.00% 2040	28,437	30,277
Fannie Mae 5.00% 2040	5,872	6,252
Fannie Mae 6.00% 2040	11,139	12,232
Fannie Mae 3.50% 2041	48,623	46,573
Fannie Mae 3.50% 2041	34,887	33,416
Fannie Mae 3.50% 2041	31,489	30,161
Fannie Mae 3.50% 2041	25,753	24,667
Fannie Mae 4.00% 2041	75,000	75,129
Fannie Mae 4.00% 2041	67,414	67,531
Fannie Mae 4.00% 2041	38,530	38,596
Fannie Mae 4.00% 2041	23,000	23,040
Fannie Mae 4.50% 2041	91,561	94,901
Fannie Mae 4.50% 2041	27,000	27,985
Fannie Mae 4.50% 2041	23,174	24,019
Fannie Mae 4.50% 2041	20,396	21,140
Fannie Mae 5.00% 2041	140,000	148,772
Fannie Mae 5.50% 2041	56,000	60,559
Fannie Mae, Series 2001-T10, Class A-1, 7.00% 2041	532	591
Fannie Mae, Series 2001-50, Class BA, 7.00% 2041	404	449
Fannie Mae, Series 2002-W3, Class A-5, 7.50% 2041	705	826
Fannie Mae, Series 2002-W1, Class 2A, 7.172% 20424	653	757
Fannie Mae 6.50% 2047	3,096	3,455
Fannie Mae 6.50% 2047	1,145	1,278
Fannie Mae 6.50% 2047	818	913
Fannie Mae 6.50% 2047	513	573
Fannie Mae 7.00% 2047	1,976	2,201
Fannie Mae 7.00% 2047	1,847	2,057
Fannie Mae 7.00% 2047	1,510	1,682
Fannie Mae 7.00% 2047	1,289	1,435
Fannie Mae 7.00% 2047	812	904
Fannie Mae 7.00% 2047	751	836
Fannie Mae 7.00% 2047	647	721
Fannie Mae 7.00% 2047	271	302
Fannie Mae 7.00% 2047	128	142
Fannie Mae 7.00% 2047	73	82
Freddie Mac 5.00% 2023	18,071	19,369
Freddie Mac 5.00% 2023	12,618	13,525
Freddie Mac 5.00% 2023	10,030	10,751
Freddie Mac 5.00% 2023	4,419	4,736
Freddie Mac 5.00% 2023	3,964	4,249
Freddie Mac 5.00% 2023	3,527	3,780
Freddie Mac 5.50% 2023	7,592	8,212
Freddie Mac 5.00% 2024	24,892	26,751
Freddie Mac 6.00% 2026	8,325	9,171
Freddie Mac 6.00% 2026	6,275	6,913
Freddie Mac 6.00% 2026	5,458	6,012
Freddie Mac 6.50% 2027	2,479	2,798
Freddie Mac 6.50% 2027	832	939
Freddie Mac 6.50% 2027	502	566
Freddie Mac 6.50% 2028	1,761	1,987
Freddie Mac, Series T-041, Class 3-A, 7.054% 20324	2,762	3,165
Freddie Mac, Series 3061, Class PN, 5.50% 2035	10,343	11,427
Freddie Mac, Series 3156, Class PO, principal only, 0% 2036	13,347	11,410
Freddie Mac, Series 3146, Class PO, principal only, 0% 2036	9,809	8,158
Freddie Mac, Series 3233, Class PA, 6.00% 2036	22,728	25,303
Freddie Mac 5.345% 20374	288	302
Freddie Mac, Series 3318, Class JT, 5.50% 2037	23,087	25,209
Freddie Mac, Series 3312, Class PA, 5.50% 2037	17,800	19,471
Freddie Mac, Series 3272, Class PA, 6.00% 2037	17,229	19,053
Freddie Mac 6.00% 2038	12,583	13,838
Freddie Mac 6.00% 2038	2,015	2,213
Freddie Mac 6.50% 2038	8,196	9,211
Freddie Mac 4.00% 2041	168,294	168,450
Freddie Mac 4.00% 2041	25,785	25,809
Freddie Mac 4.00% 2041	13,903	13,916
Government National Mortgage Assn. 10.00% 2021	339	405
Government National Mortgage Assn. 6.00% 2038	49,550	54,828
Government National Mortgage Assn. 6.50% 2038	22,373	25,209
Government National Mortgage Assn. 4.00% 2039	5,831	5,954
Government National Mortgage Assn. 4.00% 2039	4,873	4,975
Government National Mortgage Assn. 4.00% 2039	3,877	3,958
Government National Mortgage Assn. 4.00% 2040	23,565	24,067
Government National Mortgage Assn. 4.00% 2040	19,857	20,274
Government National Mortgage Assn. 4.00% 2040	14,812	15,123
Government National Mortgage Assn. 4.00% 2040	9,828	10,035
Government National Mortgage Assn. 4.00% 2040	8,833	9,019
Government National Mortgage Assn. 4.00% 2040	6,741	6,882
Government National Mortgage Assn. 4.00% 2040	5,951	6,076
Government National Mortgage Assn. 4.00% 2040	5,889	6,015
Government National Mortgage Assn. 4.00% 2040	4,946	5,050
Government National Mortgage Assn. 4.00% 2040	2,977	3,039
Government National Mortgage Assn. 4.00% 2040	556	567
Government National Mortgage Assn. 4.00% 2041	59,309	60,554
Government National Mortgage Assn. 4.00% 2041	20,793	21,229
Government National Mortgage Assn. 4.00% 2041	12,587	12,852
Government National Mortgage Assn. 4.00% 2041	1,964	2,005
Government National Mortgage Assn. 4.00% 2041	985	1,006
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2002-CIBC5, Class A-1, 4.372% 2037	1,467	1,480
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2002-C1, Class A-3, 5.376% 2037	10,643	10,910
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-CIBC12, Class A-3B, 5.476% 20374	44,053	45,172
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2003-ML1, Class A-1, 3.972% 2039	4,463	4,524
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP4, Class A-SB, 4.824% 2042	19,242	20,161
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2011-C4, Class A-2, 3.341% 20463	15,005	15,022
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2011-C3A, Class A-2, 3.673% 20463	40,900	41,603
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2007-CB19, Class A-4, 5.932% 20494	16,075	17,471
CS First Boston Mortgage Securities Corp., Series 2002-34, Class I-A-1, 7.50% 2032	1,048	1,073
CS First Boston Mortgage Securities Corp., Series 2002-30, Class I-A-1, 7.50% 2032	736	745
CS First Boston Mortgage Securities Corp., Series 2003-21, Class V-A-1, 6.50% 2033	1,028	1,040
CS First Boston Mortgage Securities Corp., Series 2003-29, Class V-A-1, 7.00% 2033	1,787	1,909
CS First Boston Mortgage Securities Corp., Series 2001-CKN5, Class A-4, 5.435% 2034	4,864	4,862
CS First Boston Mortgage Securities Corp., Series 2004-5, Class IV-A-1, 6.00% 2034	5,483	5,535
CS First Boston Mortgage Securities Corp., Series 2003-CK2, Class A-4, 4.801% 2036	17,585	18,288
CS First Boston Mortgage Securities Corp., Series 2001-CK6, Class A-3, 6.387% 2036	10,360	10,441
CS First Boston Mortgage Securities Corp., Series 2002-CKN2, Class A-3, 6.133% 2037	15,312	15,610
CS First Boston Mortgage Securities Corp., Series 2007-C4, Class A-4, 5.995% 20394	14,490	15,361
CS First Boston Mortgage Securities Corp., Series 2005-C6, Class A-3, 5.23% 20404	22,301	23,247
American Tower Trust I, Series 2007-1A, Class A-FX, 5.42% 20373	18,300	19,597
American Tower Trust I, Series 2007-1A, Class B, 5.537% 20373	20,000	21,663
American Tower Trust I, Series 2007-1A, Class D, 5.957% 20373	32,200	34,657
Citigroup-Deutsche Bank Commercial Mortgage Trust, Series 2005-CD1, Class A-4, 5.394% 20444	9,250	10,068
Citigroup-Deutsche Bank Commercial Mortgage Trust, Series 2006-CD3, Class A-5, 5.617% 2048	37,965	41,152
Fannie Mae 4.50% 2041	49,000	50,554
Bank of America 5.50% 20123	44,500	46,186
Greenwich Capital Commercial Funding Corp., Series 2006-GG7, Class A-4, 6.078% 20384	22,761	25,299
Greenwich Capital Commercial Funding Corp., Series 2007-GG9, Class A-4, 5.444% 2039	18,753	20,143
Commercial Mortgage Trust, Series 2000-C1, Class E, 8.132% 20334	1,317	1,323
Commercial Mortgage Trust, Series 2003-LNB1, Class A-2, 4.084% 2038	39,825	41,414
Nationwide Building Society, Series 2007-2, 5.50% 20123	32,500	33,907
Banc of America Commercial Mortgage Inc., Series 2002-PB2, Class A-4, 6.186% 2035	3,546	3,598
Banc of America Commercial Mortgage Inc., Series 2005-5, Class A-4, 5.115% 20454	6,788	7,356
Banc of America Commercial Mortgage Inc., Series 2006-4, Class A-4, 5.634% 2046	2,000	2,191
Banc of America Commercial Mortgage Inc., Series 2007-3, Class A-4, 5.802% (undated)4	13,569	14,621
GE Commercial Mortgage Corp., Series 2004-C1, Class A-2, 3.915% 2038	163	163
GE Commercial Mortgage Corp., Series 2005-C4, Class A-3A, 5.492% 20454	25,000	25,829
DBUBS Mortgage Trust, Series 2011-LC1A, Class A1, 3.742% 20463	14,720	15,090
DBUBS Mortgage Trust, Series 2011-LC1A, Class A3, 5.002% 20463	9,500	9,861
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP8, Class A-4, 5.399% 2045	22,860	24,735
Wachovia Bank Commercial Mortgage Trust, Series 2005-C16, Class A-PB, 4.692% 2041	22,353	23,307
Residential Accredit Loans, Inc., Series 2005-QR1, Class A, 6.00% 2034	22,783	23,234
L.A. Arena Funding, LLC, Series 1, Class A, 7.656% 20262,3	19,692	20,808
Wells Fargo Mortgage-backed Securities Trust, Series 2005-AR10, Class II-A-6, 2.782% 20354	21,832	20,462
Bear Stearns Commercial Mortgage Securities Inc., Series 2002-PBW1, Class A-1, 3.97% 2035	324	324
Bear Stearns Commercial Mortgage Securities Inc., Series 2005-PW10, Class AM, 5.449% 20404	20,000	20,104
Bank of Montreal 2.85% 20153	17,000	17,630
Countrywide Alternative Loan Trust, Series 2004-36CB, Class 1-A-1, 6.00% 2035	15,286	14,821
Washington Mutual Mortgage, WMALT Series 2005-1, Class 5-A-1, 6.00% 2035	14,312	13,701
GS Mortgage Securities Corp. II, Series 2006-GG8, Class A-4, 5.56% 2039	11,880	12,879
LB-UBS Commercial Mortgage Trust, Series 2002-C1, Class A-4, 6.462% 2031	11,663	11,919
GE Capital Commercial Mortgage Corp., Series 2002-2, Class A-3, 5.349% 2036	10,000	10,306
American General Mortgage Loan Trust, Series 2010-1A, Class A-1, 5.15% 20583,4	7,132	7,356
First Union National Bank Commercial Mortgage Trust, Series 2002-C1, Class A-2, 6.141% 2034	7,165	7,271
CHL Mortgage Pass-Through Trust, Series 2003-56, Class 6-A-1, 3.025% 20334	4,596	4,076
GSR Mortgage Loan Trust, Series 2004-15F, Class 5A-1, 5.50% 2020	3,658	3,742
Merrill Lynch Mortgage Trust, Series 2005-LC1, Class A-2, 5.202% 20444	1,657	1,657
		4,977,316

BONDS & NOTES OF U.S. GOVERNMENT & GOVERNMENT AGENCIES — 9.21%
U.S. Treasury 4.625% 2011	251,000	256,632
U.S. Treasury 4.25% 2012	211,600	222,072
U.S. Treasury 4.875% 2012	123,000	126,632
U.S. Treasury 1.50% 2013	300,000	306,480
U.S. Treasury 1.875% 20136	85,700	91,215
U.S. Treasury 2.75% 2013	291,500	306,122
U.S. Treasury 3.375% 2013	333,500	353,667
U.S. Treasury 4.25% 2013	245,335	264,846
U.S. Treasury 1.875% 2014	116,100	119,747
U.S. Treasury 4.75% 2014	158,500	176,498
U.S. Treasury 1.875% 20156	104,042	114,767
U.S. Treasury 1.50% 2016	50,000	49,392
U.S. Treasury 4.50% 2016	140,250	158,647
U.S. Treasury 7.50% 2016	49,000	63,237
U.S. Treasury 2.125% 20196	73,312	83,402
U.S. Treasury 6.25% 2023	375,500	477,185
U.S. Treasury 2.375% 20256	59,645	68,592
U.S. Treasury 6.875% 2025	123,750	166,567
U.S. Treasury 6.75% 2026	6,746	9,009
U.S. Treasury 5.25% 2029	15,000	17,303
U.S. Treasury 4.50% 2036	255,132	263,926
U.S. Treasury 3.50% 2039	315,000	270,676
U.S. Treasury 4.375% 2039	28,000	28,016
U.S. Treasury 4.625% 2040	388,720	405,276
U.S. Treasury 4.75% 2041	148,000	157,306
CoBank ACB 7.875% 20183	20,000	22,810
CoBank ACB 0.847% 20223,4	23,425	21,002
United States Government Agency-Guaranteed (FDIC insured), Regions Bank 3.25% 2011	33,000	33,437
United States Government Agency-Guaranteed (FDIC insured), Bank of America Corp., Series L, 3.125% 2012	30,000	30,795
United States Government Agency-Guaranteed (FDIC insured), Citigroup Inc. 2.875% 2011	30,000	30,357
United States Government Agency-Guaranteed (FDIC insured), General Electric Capital Corp., Series G, 2.20% 2012	27,500	27,990
United States Government Agency-Guaranteed (FDIC insured), Sovereign Bancorp, Inc. 2.75% 2012	22,000	22,296
United States Government Agency-Guaranteed (FDIC insured), PNC Funding Corp. 2.30% 2012	14,000	14,264
Fannie Mae 6.25% 2029	8,000	9,702
Federal Agricultural Mortgage Corp. 5.50% 20113	7,000	7,014
		4,776,879

CORPORATE BONDS & NOTES — 7.79%
FINANCIALS — 3.03%
Westfield Capital Corp. Ltd., WT Finance (Australia) Pty Ltd. and WEA Finance LLC 5.125% 20143	4,445	4,846
Westfield Group 5.75% 20153	16,250	18,069
Westfield Group 5.70% 20163	30,520	33,810
Westfield Group 7.125% 20183	21,280	24,870
WEA Finance LLC 4.625% 20213	25,000	24,309
Citigroup Inc. 1.111% 20134	61,000	60,791
Citigroup Inc. 4.587% 2015	7,000	7,369
Citigroup Inc. 4.75% 2015	16,500	17,465
Société Générale 1.326% 20143,4	20,000	19,827
Société Générale 3.10% 20153	16,000	15,831
Société Générale 3.50% 20163	17,000	16,830
Société Générale 5.20% 20213	21,000	20,662
Wells Fargo & Co. 3.676% 2016	26,250	26,998
Wells Fargo & Co. 4.60% 2021	40,000	40,301
Prologis, Inc. 5.50% 2012	15,000	15,259
Prologis, Inc. 5.625% 2015	10,425	11,033
Prologis, Inc. 6.625% 2018	15,500	17,161
Prologis, Inc. 7.375% 2019	19,835	22,654
Morgan Stanley, Series F, 2.875% 2014	18,000	18,226
Morgan Stanley 3.80% 2016	17,000	16,821
Morgan Stanley, Series F, 5.75% 2021	24,000	24,328
Goldman Sachs Group, Inc. 3.625% 2016	56,000	56,667
Kimco Realty Corp. 6.00% 2012	2,750	2,911
Kimco Realty Corp., Series C, 4.82% 2014	13,000	13,894
Kimco Realty Corp., Series C, 5.783% 2016	14,000	15,479
Kimco Realty Corp. 5.70% 2017	21,180	23,505
JPMorgan Chase & Co. 2.60% 2016	29,500	29,125
JPMorgan Chase & Co. 3.45% 2016	19,000	19,375
JPMorgan Chase & Co. 4.25% 2020	6,250	6,126
Royal Bank of Scotland PLC 3.40% 2013	16,500	16,892
Royal Bank of Scotland PLC 3.95% 2015	16,000	16,091
Royal Bank of Scotland PLC 4.875% 2015	20,000	20,774
BNP Paribas 1.19% 20144	17,000	16,887
BNP Paribas 3.60% 2016	19,000	19,233
BNP Paribas 5.00% 2021	12,750	12,843
American Express Bank 5.50% 2013	21,300	22,796
American Express Co. 6.15% 2017	22,800	26,016
Barclays Bank PLC 2.50% 2013	8,500	8,660
Barclays Bank PLC 2.375% 2014	20,000	20,250
Barclays Bank PLC 5.125% 2020	18,000	18,300
CNA Financial Corp. 5.85% 2014	25,000	27,104
CNA Financial Corp. 6.50% 2016	16,000	17,876
Household Finance Corp. 6.375% 2012	13,000	13,912
HSBC Bank PLC 2.00% 20143	17,000	17,102
HSBC Bank PLC 3.50% 20153	13,250	13,609
UBS AG 2.25% 2014	18,500	18,705
UBS AG 5.875% 2017	22,125	24,303
Monumental Global Funding 5.50% 20133	12,000	12,871
Monumental Global Funding III 0.478% 20143,4	29,000	28,058
ERP Operating LP 5.375% 2016	25,000	27,462
ERP Operating LP 4.75% 2020	12,000	12,191
HBOS PLC 6.75% 20183	41,050	39,557
Bank of America Corp., Series L, 3.625% 2016	16,500	16,565
Bank of America Corp. 5.75% 2017	13,650	14,533
Bank of America Corp. 5.00% 2021	7,750	7,671
Simon Property Group, LP 6.75% 2014	8,495	9,633
Simon Property Group, LP 5.875% 2017	15,165	17,195
Simon Property Group, LP 6.125% 2018	8,160	9,163
ACE INA Holdings Inc. 5.875% 2014	20,000	22,377
ACE INA Holdings Inc. 2.60% 2015	12,665	12,732
Liberty Mutual Group Inc. 6.50% 20353	14,285	13,316
Liberty Mutual Group Inc. 7.697% 20973	22,180	20,556
Standard Chartered PLC 3.85% 20153	12,500	12,951
Standard Chartered PLC 3.20% 20163	21,000	20,821
Hospitality Properties Trust 6.75% 2013	7,215	7,699
Hospitality Properties Trust 6.70% 2018	21,025	22,565
MetLife Global Funding I 5.125% 20133	12,000	12,774
MetLife Global Funding I 2.50% 20153	16,000	15,998
Credit Suisse Group AG 2.20% 2014	17,000	17,232
Bank of New York Mellon Corp., Series G, 2.50% 2016	17,000	17,173
Nordea Bank 2.125% 20143	17,000	17,129
Westpac Banking Corp. 3.00% 2015	17,000	17,125
Principal Life Insurance Co. 5.30% 2013	15,500	16,676
ANZ National (International) Ltd. 3.125% 20153	16,500	16,636
Toyota Motor Credit Corp. 1.375% 2013	16,500	16,622
Bank of Tokyo-Mitsubishi, Ltd. 2.45% 20153	16,000	16,017
New York Life Global Funding 5.25% 20123	15,000	15,848
HCP, Inc. 5.375% 2021	15,000	15,500
Allstate Life Global Funding Trust, Series 2008-4, 5.375% 2013	13,000	14,016
Prudential Holdings, LLC, Series C, 8.695% 20233,5	11,500	13,968
Intesa Sanpaolo SpA 6.50% 20213	11,260	11,764
Santander Issuances, SA Unipersonal 6.50% 20193,4	11,500	11,558
Boston Properties, Inc. 5.875% 2019	10,000	10,975
Lincoln National Corp. 5.65% 2012	10,000	10,482
Nationwide Mutual Insurance Co. 5.81% 20243,4	8,150	7,987
UDR, Inc. 5.00% 2012	6,000	6,101
Nationwide Financial Services, Inc. 6.75% 20674	5,830	5,493
		1,570,885

TELECOMMUNICATION SERVICES — 0.80%
AT&T Wireless Services, Inc. 8.125% 2012	5,230	5,546
AT&T Inc. 4.95% 2013	16,250	17,232
SBC Communications Inc. 5.10% 2014	15,000	16,496
SBC Communications Inc. 5.625% 2016	24,300	27,577
BellSouth Capital Funding Corp. 7.875% 2030	51,500	63,669
SBC Communications Inc. 6.45% 2034	40,000	42,829
Verizon Communications Inc. 5.55% 2014	12,440	13,720
Verizon Communications Inc. 3.00% 2016	34,000	34,766
Verizon Communications Inc. 5.50% 2017	13,975	15,715
Verizon Communications Inc. 6.25% 2037	40,000	42,587
Verizon Communications Inc. 6.00% 2041	8,000	8,384
Telecom Italia Capital SA 5.25% 2015	30,500	31,739
Telecom Italia Capital SA 6.999% 2018	12,000	13,142
Telecom Italia Capital SA 7.175% 2019	9,000	9,952
Telefónica Emisiones, SAU 3.729% 2015	4,175	4,255
Telefónica Emisiones, SAU 3.992% 2016	18,000	18,226
Telefónica Emisiones, SAU 5.134% 2020	11,825	11,742
Deutsche Telekom International Finance BV 4.875% 2014	15,500	16,929
France Télécom 4.375% 2014	10,000	10,837
American Tower Corp. 4.625% 2015	10,000	10,537
		415,880

CONSUMER DISCRETIONARY — 0.67%
Comcast Corp. 5.30% 2014	15,000	16,460
Comcast Corp. 6.30% 2017	16,750	19,441
Comcast Corp. 6.45% 2037	15,000	16,095
Comcast Corp. 6.95% 2037	24,250	27,463
Time Warner Cable Inc. 6.75% 2018	37,620	43,690
Time Warner Cable Inc. 5.00% 2020	25,000	26,019
Thomson Reuters Corp. 5.95% 2013	8,140	8,908
Thomson Reuters Corp. 6.50% 2018	20,815	24,387
Volkswagen International Finance NV 1.625% 20133	16,000	16,117
Volkswagen International Finance NV 0.917% 20143,4	17,000	17,072
Time Warner Inc. 5.875% 2016	14,210	16,261
Time Warner Inc. 6.25% 2041	15,000	15,635
Home Depot, Inc. 4.40% 2021	15,000	15,102
Home Depot, Inc. 5.95% 2041	15,000	15,502
Cox Communications, Inc. 5.45% 2014	15,500	17,289
News America Inc. 6.15% 2037	5,000	5,081
News America Inc. 6.15% 20413	12,000	11,928
NBC Universal, Inc. 2.875% 20163	16,000	16,043
Nordstrom, Inc. 6.75% 2014	10,000	11,452
Seminole Tribe of Florida 5.798% 20133,5	7,175	7,208
		347,153

INDUSTRIALS — 0.63%
General Electric Capital Corp. 0.924% 20144	50,000	49,973
General Electric Capital Corp., Series A, 2.25% 2015	21,500	21,156
General Electric Co. 5.25% 2017	14,250	15,808
Burlington Northern Santa Fe LLC 7.00% 2014	31,850	36,279
Burlington Northern Santa Fe LLC 4.10% 2021	7,000	6,959
Union Pacific Corp. 5.75% 2017	4,325	4,976
Union Pacific Corp. 5.70% 2018	29,150	33,239
Continental Airlines, Inc., Series 1997-1, Class A, 7.461% 20165	9,432	9,521
Continental Airlines, Inc., Series 1998-1, Class A, 6.648% 20195	7,775	8,222
Continental Airlines, Inc., Series 1997-4, Class A, 6.90% 20195	4,226	4,482
Continental Airlines, Inc., Series 1999-1, Class A, 6.545% 20205	7,429	7,809
Continental Airlines, Inc., Series 2001-1, Class A-1, 6.703% 20225	6,541	6,868
Koninklijke Philips Electronics NV 5.75% 2018	15,500	17,381
Danaher Corp. 2.30% 2016	16,795	16,801
Atlas Copco AB 5.60% 20173	14,000	15,595
Waste Management, Inc. 4.60% 2021	15,000	15,335
CSX Corp. 5.75% 2013	7,670	8,256
CSX Corp. 6.25% 2015	5,990	6,864
American Airlines, Inc., Series 2001-2, Class A-2, 7.858% 20135	13,650	13,863
Volvo Treasury AB 5.95% 20153	9,460	10,473
Norfolk Southern Corp. 5.75% 2016	7,615	8,669
Canadian National Railway Co. 4.95% 2014	6,000	6,553
		325,082

HEALTH CARE — 0.59%
Cardinal Health, Inc. 4.00% 2015	44,100	46,667
Cardinal Health, Inc. 5.80% 2016	17,500	19,835
Cardinal Health, Inc. 4.625% 2020	20,000	20,339
UnitedHealth Group Inc. 6.00% 2017	22,170	25,143
UnitedHealth Group Inc. 6.00% 2018	35,000	39,741
UnitedHealth Group Inc. 4.70% 2021	4,890	5,108
GlaxoSmithKline Capital Inc. 4.85% 2013	33,700	36,252
Novartis Capital Corp. 2.90% 2015	30,000	31,238
Abbott Laboratories 2.70% 2015	12,000	12,487
Abbott Laboratories 5.125% 2019	8,600	9,476
Biogen Idec Inc. 6.00% 2013	13,500	14,449
Medco Health Solutions, Inc. 2.75% 2015	13,335	13,465
Coventry Health Care, Inc. 6.30% 2014	11,955	12,879
Pfizer Inc 4.45% 2012	10,000	10,287
Express Scripts Inc. 3.125% 2016	10,000	10,073
		307,439

CONSUMER STAPLES — 0.59%
Anheuser-Busch InBev NV 3.625% 2015	36,500	38,650
Anheuser-Busch InBev NV 4.125% 2015	16,500	17,760
Anheuser-Busch InBev NV 7.75% 2019	20,000	25,198
PepsiCo, Inc. 3.10% 2015	17,000	17,860
PepsiCo, Inc. 2.50% 2016	15,000	15,176
PepsiCo, Inc. 7.90% 2018	15,000	19,359
Kraft Foods Inc. 6.75% 2014	16,180	18,338
Kraft Foods Inc. 6.50% 2040	20,000	22,292
Altria Group, Inc. 9.25% 2019	15,000	19,589
Altria Group, Inc. 9.95% 2038	13,500	19,024
Wal-Mart Stores, Inc. 2.875% 2015	11,700	12,200
Wal-Mart Stores, Inc. 2.80% 2016	25,000	25,616
Coca-Cola Co. 1.50% 2015	18,970	18,644
British American Tobacco International Finance PLC 9.50% 20183	13,580	18,193
Kroger Co. 3.90% 2015	16,250	17,203
		305,102

ENERGY — 0.52%
Kinder Morgan Energy Partners LP 6.00% 2017	29,610	33,432
Shell International Finance BV 1.30% 2011	16,250	16,288
Shell International Finance BV 1.875% 2013	16,500	16,862
StatoilHydro ASA 2.90% 2014	13,285	13,949
Statoil ASA 3.125% 2017	16,500	16,668
Enbridge Energy Partners, LP, Series B, 6.50% 2018	12,250	14,064
Enbridge Energy Partners, LP, Series B, 7.50% 2038	12,250	14,693
Anadarko Petroleum Corp. 5.95% 2016	20,500	23,101
Total Capital SA 3.00% 2015	17,000	17,703
Woodside Finance Ltd. 4.60% 20213	16,975	16,693
Cenovus Energy Inc. 4.50% 2014	15,000	16,292
Enterprise Products Operating LLC 5.20% 2020	13,000	13,733
Canadian Natural Resources Ltd. 5.70% 2017	11,925	13,586
Williams Partners L.P. 4.125% 2020	13,500	12,983
Enbridge Inc. 5.60% 2017	10,000	11,235
Husky Energy Inc. 6.80% 2037	9,375	10,609
BG Energy Capital PLC 2.50% 20153	7,200	7,211
Rockies Express Pipeline LLC 6.85% 20183	2,455	2,757
		271,859

UTILITIES — 0.43%
National Rural Utilities Cooperative Finance Corp. 5.50% 2013	55,500	60,491
National Rural Utilities Cooperative Finance Corp. 10.375% 2018	8,450	11,719
MidAmerican Energy Holdings Co., Series D, 5.00% 2014	18,000	19,526
PacifiCorp., First Mortgage Bonds, 5.65% 2018	2,465	2,812
MidAmerican Energy Holdings Co. 5.75% 2018	23,360	26,305
MidAmerican Energy Holdings Co. 5.95% 2037	6,125	6,464
E.ON International Finance BV 5.80% 20183	24,450	27,185
CenterPoint Energy Resources Corp. 4.50% 20213	18,751	18,920
Electricité de France SA 6.95% 20393	12,000	14,083
Virginia Electric and Power Co., Series B, 5.95% 2017	10,000	11,691
Iberdrola Finance Ireland 3.80% 20143	11,000	11,243
Niagara Mohawk Power 3.553% 20143	10,000	10,479
Tri-State Generation and Transmission Assn. Inc., Pass Through Trust, Series 2003-A, 6.04% 20183,5	3,286	3,521
		224,439

MATERIALS — 0.37%
ArcelorMittal 3.75% 2015	16,500	16,887
ArcelorMittal 5.25% 2020	20,000	19,810
ArcelorMittal 7.00% 2039	25,000	25,356
Dow Chemical Co. 7.60% 2014	18,250	21,177
Rohm and Haas Co. 6.00% 2017	17,445	19,861
International Paper Co. 7.40% 2014	23,250	26,474
International Paper Co. 7.30% 2039	8,425	9,194
E.I. du Pont de Nemours and Co. 0.667% 20144	25,000	25,180
Anglo American Capital PLC 2.15% 20133	14,355	14,552
Rio Tinto Finance (USA) Ltd. 8.95% 2014	9,180	11,031
		189,522

INFORMATION TECHNOLOGY — 0.16%
Cisco Systems, Inc. 0.499% 20144	19,000	19,069
Cisco Systems, Inc. 2.90% 2014	10,000	10,527
KLA-Tencor Corp. 6.90% 2018	19,000	21,492
International Business Machines Corp. 2.00% 2016	17,000	16,919
Hewlett-Packard Co. 2.65% 2016	13,415	13,487
		81,494

Total corporate bonds & notes		4,038,855

ASSET-BACKED OBLIGATIONS5 — 0.25%
Chase Issuance Trust, Series 2008-4, Class A, 4.65% 2015	17,000	18,127
PG&E Energy Recovery Funding LLC, Series 2005-2, Class A-3, 5.12% 2014	16,076	16,881
Chase Credit Card Owner Trust, Series 2003-4, Class B, 0.837% 20164	14,000	14,011
Citibank Credit Card Issuance Trust, Series 2008, Class A5, 4.85% 2015	12,000	12,871
RAMP Trust, Series 2003-RZ4, Class A-7, 4.79% 20334	4,386	4,418
RAMP Trust, Series 2003-RS11, Class A-I-7, 4.828% 2033	5,391	5,211
Morgan Stanley ABS Capital I Inc., Series 2004-NC3, Class M-1, 0.981% 20344	13,337	9,546
Hertz Vehicle Financing LLC, Rental Car Asset-backed Notes, Series 2009-2A, Class A-1, 4.26% 20143	9,000	9,408
AmeriCredit Automobile Receivables Trust, Series 2007-D-F, Class A-4-A, FSA insured, 5.56% 2014	9,030	9,357
Prestige Auto Receivables Trust, Series 2007-1, Class A-3, FSA insured, 5.58% 20143	6,366	6,438
Home Equity Asset Trust, Series 2004-2, Class M-1, 0.981% 20344	7,984	6,244
GE SeaCo Finance SRL, Series 2004-1, Class A, AMBAC insured, 0.485% 20193,4	6,134	5,945
Residential Asset Securities Corp. Trust, Series 2003-KS6, Class A-2, 0.786% 20334	92	75
Residential Asset Securities Corp. Trust, Series 2003-KS8, Class A-I-6, 4.83% 2033	4,727	4,465
CWABS, Inc., Series 2004-BC1, Class M-1, 0.936% 20344	3,956	3,376
CPS Auto Receivables Trust, Series 2006-A, Class 1-A-4, FSA insured, 5.33% 20123	876	877
CPS Auto Receivables Trust, Series 2007-TFC, Class A-2, XLCA insured, 5.25% 20133	2,113	2,114
Impac CMB Grantor Trust, Series 2004-6, Class 1-A-1, 0.986% 20344	1,101	858
Impac CMB Grantor Trust, Series 2004-6, Class M-2, 1.086% 20344	1,072	614
		130,836

BONDS & NOTES OF GOVERNMENTS & GOVERNMENT AGENCIES OUTSIDE THE U.S. — 0.18%
Polish Government 5.25% 2014	2,500	2,706
Polish Government 6.375% 2019	14,350	16,431
Croatian Government 6.75% 20193	17,000	18,390
Province of Ontario, Series 1, 1.875% 2012	16,750	17,059
Australia Government Agency-Guaranteed, Australia and New Zealand Banking Group Ltd. 3.25% 20123	13,000	13,250
Hungarian Government 6.25% 2020	12,250	12,997
France Government Agency-Guaranteed, Société Finance 2.875% 20143	10,460	10,951
		91,784

MUNICIPALS — 0.08%
State of California, Los Angeles Community College District (County of Los Angeles),
General Obligation Build America Bonds, 2008 Election, Taxable Series 2010-E, 6.60% 2042	15,000	16,789
State of Maryland, Howard Hughes Medical Institute, Taxable Bonds, 3.45% 2014	15,475	16,478
State of South Dakota, Educational Enhancement Funding Corp., Tobacco Settlement Asset-backed Bonds,
Series 2002-A, Class A, 6.72% 2025	10,627	9,917
		43,184

Total bonds & notes (cost: $13,506,219,000)		14,058,854

Short-term securities — 5.03%

Freddie Mac 0.105%–0.251% due 10/19/2011–3/6/2012	1,009,980	1,009,334
U.S. Treasury Bills 0.195%–0.289% due 7/28/2011–2/9/2012	443,950	443,788
Fannie Mae 0.07%–0.23% due 9/13/2011–5/3/2012	261,000	260,719
Jupiter Securitization Co., LLC 0.16%–0.28% due 7/6–8/1/20113	125,000	124,987
JPMorgan Chase & Co. 0.15% due 8/11/2011	62,400	62,384
Falcon Asset Securitization Co., LLC 0.17% due 9/26/20113	47,300	47,284
Coca-Cola Co. 0.17%–0.22% due 7/1–10/6/20113	187,750	187,715
Johnson & Johnson 0.20%–0.23% due 8/10–10/4/20113	115,600	115,584
Straight-A Funding LLC 0.17% due 8/5/20113	95,251	95,236
Medtronic Inc. 0.17%–0.19% due 7/19–8/16/20113	82,000	81,989
NetJets Inc. 0.08% due 8/4/20113	73,700	73,694
Federal Home Loan Bank 0.32% due 2/10–2/13/2012	54,530	54,473
Federal Farm Credit Banks 0.25% due 7/8–11/30/2011	27,000	26,988
Abbott Laboratories 0.11% due 8/1/20113	22,400	22,398

Total short-term securities (cost: $2,605,978,000)		2,606,573

Total investment securities (cost: $42,600,760,000)		52,006,415
Other assets less liabilities		(149,030)

Net assets		$51,857,385

1Security did not produce income during the last 12 months.

2Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $1,101,605,000, which represented 2.12% of the net assets of the fund. This amount includes $1,080,797,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.

3Acquired in a transaction exempt from registration under the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $1,928,130,000, which represented 3.72% of the net assets of the fund.

4Coupon rate may change periodically.
5Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
6Index-linked bond whose principal amount moves with a government price index.

Key to abbreviation

ADR = American Depositary Receipts

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Investors should carefully consider the investment objectives, risks, charges and expenses of the American Funds. This and other important information is contained in the fund’s prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at 800/421-0180 or visit the American Funds website at americanfunds.com.

MFGEFP-911-0811O-S29474

ITEM 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 8 – Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees since the Registrant last submitted a proxy statement to its shareholders.  The procedures are as follows.  The Registrant has a nominating and governance committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating and governance committee.

ITEM 11 – Controls and Procedures

(a)
The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b)
There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12 – Exhibits

(a)(1)	Not applicable for filing of semi-annual reports to shareholders.

(a)(2)	The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMERICAN BALANCED FUND

By /s/ Gregory D. Johnson
Gregory D. Johnson, Vice Chairman, President and Principal Executive Officer

Date: August 31, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Gregory D. Johnson
Gregory D. Johnson, Vice Chairman, President and Principal Executive Officer

Date: August 31, 2011

By /s/ M. Susan Gupton
M. Susan Gupton, Treasurer and Principal Financial Officer

Date: August 31, 2011